UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-4492

MFS SERIES TRUST X
(Exact name of registrant as specified in charter)
500 Boylston Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)
Susan S. Newton
Massachusetts Financial Services Company
500 Boylston Street
Boston, Massachusetts 02116
(Name and address of agents for service)
Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: July 31*

Date of reporting period: January 31, 2006

*This Form N-CSR pertains to the following series of the Registrant: MFS Emerging
Markets Debt Fund, MFS New Endeavor Fund and MFS Strategic Value Fund.

ITEM 1. REPORTS TO STOCKHOLDERS.

LETTER FROM THE CEO

Dear Shareholders,

It has been said that change is the only constant in life. As investors have seen, that theme is still accurate today as we recently have experienced shifting economic cycles because of natural disasters and political instability around the globe.

Markets worldwide have fluctuated in the past year as devastating hurricanes had a dramatic effect on the international economy, particularly on oil prices. We witnessed political unrest in the Middle East, highlighted by instability in Iraq, and in Africa, the usually stable Nigeria also experienced violence. As a result, energy prices have bounced up and down, with crude oil prices at one point topping a record $70 per barrel.

Such cycles are not uncommon and in fact have almost become the norm in our everyday lives. What does all of this mean to you as an investor? In times like these, it helps to know that you’re working with a seasoned investment professional who has experience to guide you through difficult times.

At MFS®, we believe our investment management team  has the knowledge and confidence to navigate through difficult cycles and at the same time see through adversity to find  investment opportunities for our clients and shareholders

Our investment management process, honed over 80 years, combines a unique concept of teamwork with our unwavering focus on the long term. We firmly believe that the best way to realize long-term financial goals – be it a college education, a comfortable retirement, or a secure family legacy – is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes – including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. Rebalance assets regularly to maintain a desired asset allocation. Of course, these strategies cannot guarantee a profit or protect against a loss. This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer – through both up and down economic cycles.

Respectfully,

Robert J. Manning Chief Executive Officer and Chief Investment Officer MFS Investment Management® March 15, 2006 The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

SEMIANNUAL REPORT 1

PORTFOLIO COMPOSITION

Top ten holdings
Noble Corp.	2.6%

MSC Industrial Direct Co., Inc., ‘‘A’’	2.6%

NRG Energy, Inc.	2.4%

Crown Holdings, Inc.	2.3%

Legg Mason, Inc.	2.1%

PETsMART, Inc.	1.8%

Amerada Hess Corp.	1.8%

Tessera Technologies, Inc.	1.7%

Conceptus, Inc.	1.7%

Williams-Sonoma, Inc.	1.7%

Sector weightings
Financial Services	18.5%

Technology	12.1%

Health Care	12.0%

Energy	8.9%

Industrial Goods & Services	8.4%

Utilities & Communications	8.1%

Basic Materials	7.3%

Leisure	7.0%

Retailing	7.0%

Special Products & Services	5.5%

Autos & Housing	2.2%

Consumer Staples	1.3%

Percentages are based on net assets as of 1/31/06. The portfolio is actively managed, and current holdings may be different. 2 SEMIANNUAL REPORT

EXPENSE TABLE

Fund Expenses Borne by the Shareholders During the Period, August 1, 2005 through January 31, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2005 through January 31, 2006.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SEMIANNUAL REPORT 3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 8/01/05	Ending Account Value 1/31/06	Expenses Paid During Period (p) 8/01/05-1/31/06
A	Actual	1.40%	$1,000.00	$1,054.30	$7.25
	Hypothetical (h)	1.40%	$1,000.00	$1,018.15	$7.12
B	Actual	2.05%	$1,000.00	$1,051.70	$10.60
	Hypothetical (h)	2.05%	$1,000.00	$1,014.87	$10.41
C	Actual	2.05%	$1,000.00	$1,050.90	$10.60
	Hypothetical (h)	2.05%	$1,000.00	$1,014.87	$10.41
I	Actual	1.05%	$1,000.00	$1,056.50	$5.44
	Hypothetical (h)	1.05%	$1,000.00	$1,019.91	$5.35
R	Actual	1.55%	$1,000.00	$1,053.80	$8.02
	Hypothetical (h)	1.55%	$1,000.00	$1,017.39	$7.88
R1	Actual	2.17%	$1,000.00	$1,051.00	$11.22
	Hypothetical (h)	2.17%	$1,000.00	$1,014.27	$11.02
R2	Actual	1.85%	$1,000.00	$1,052.40	$9.57
	Hypothetical (h)	1.85%	$1,000.00	$1,015.88	$9.40
R3	Actual	1.73%	$1,000.00	$1,052.60	$8.95
	Hypothetical (h)	1.73%	$1,000.00	$1,016.48	$8.79
R4	Actual	1.45%	$1,000.00	$1,054.30	$7.51
	Hypothetical (h)	1.45%	$1,000.00	$1,017.90	$7.38
R5	Actual	1.15%	$1,000.00	$1,055.70	$5.96
	Hypothetical (h)	1.15%	$1,000.00	$1,019.41	$5.85

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. these transaction costs had been included, your costs would have been higher.

Effective October 1, 2005 the fund’s Class R1, Class R2, and Class R3 retirement plan administration and services fees were reduced (as described in Note 3 of the Notes to Financial Statements). Had this fee reduction been in effect throughout the entire six month period, the annualized expense ratio would have been 2.14%, 1.80%, and 1.70% for Class R1, Class R2, and Class R3, respectively, and the actual expenses paid during the period would have been approximately $11.06, $9.31, and $8.80 for Class R1, Class R2, and Class R3, respectively.

4 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (unaudited) – 1/31/06 The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 98.3%

Issuer	Shares/Par	Value ($)

Aerospace - 0.8%

KVH Industries, Inc.(n)	254,240	$2,816,979

Automotive - 1.0%

BorgWarner Transmission Systems, Inc.	39,282	$2,165,617
Gentex Corp.	81,395	1,359,297
		$3,524,914

Banks & Credit Companies - 8.4%

BankAtlantic Bancorp, Inc.	38,800	$543,200
BankUnited Financial Corp., ‘‘A’’	153,368	4,309,641
Collegiate Funding Services, Inc.(n)	36,467	726,423
Commerce Bancorp, Inc.	93,971	3,142,390
Investors Financial Services Corp.	108,000	5,069,520
Marshall & Ilsley Corp.	55,797	2,340,126
Nelnet, Inc., ‘‘A’’(n)	40,780	1,676,058
Signature Bank(n)	173,844	5,293,550
Sterling Bancshares, Inc.	174,816	2,928,168
Zions Bancorporation	31,637	2,501,538
		$28,530,614

Biotechnology - 2.5%

Encysive Pharmaceuticals, Inc.(n)	135,344	$1,281,708
Gen-Probe, Inc.(n)	64,425	3,248,953
ImClone Systems, Inc.(n)	45,440	1,637,203
Keryx Biopharmaceuticals, Inc.(n)	55,856	895,372
Neurochem, Inc.(n)	55,023	790,681
Theravance, Inc.(n)	21,682	593,870
		$8,447,787

Broadcast & Cable TV - 2.3%

ADVO, Inc.	166,145	$5,462,848
Grupo Televisa S.A., ADR	29,506	2,465,226

		$7,928,074

Brokerage & Asset Managers - 6.1%

Affiliated Managers Group, Inc.(n)	40,144	$3,725,363
Chicago Mercantile Exchange Holdings, Inc.	8,825	3,735,181
Eaton Vance Corp.	118,165	3,405,515
Legg Mason, Inc.	55,824	7,240,373
Waddell & Reed Financial, Inc., ‘‘A’’	114,714	2,555,828
		$20,662,260

SEMIANNUAL REPORT 5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)

Stocks - continued

Business Services - 4.5%

Brink’s Co.	81,767	$4,350,004
Corporate Executive Board Co.	38,662	3,253,021
Monster Worldwide, Inc.(n)	76,216	3,251,375
Ultimate Software Group, Inc.(n)	203,037	4,436,358

		$15,290,758

Chemicals - 2.1%

Nalco Holding Co.(n)	297,231	$5,483,912
Scotts Miracle-Gro Co.	35,533	1,758,884

		$7,242,796

Computer Software - 2.4%

MicroStrategy, Inc., ‘‘A’’(n)	47,857	$4,599,536
TIBCO Software, Inc.(n)	428,216	3,421,446

		$8,020,982

Construction - 1.2%

D.R. Horton, Inc.	59,021	$2,202,664
Sherwin-Williams Co.	34,739	1,837,693

		$4,040,357

Consumer Goods & Services - 1.0%

ITT Educational Services, Inc.(n)	58,448	$3,407,518

Containers - 4.5%

Crown Holdings, Inc.(n)	419,036	$7,840,163
Owens-Illinois, Inc.(n)	117,390	2,581,406
Sealed Air Corp.	38,242	2,113,635
Smurfit-Stone Container Corp.(n)	226,146	2,892,407

		$15,427,611

Electrical Equipment - 4.8%

Littelfuse, Inc.(n)	117,301	$3,466,245
MSC Industrial Direct Co., Inc., ‘‘A’’	196,106	8,811,043
W.W. Grainger, Inc.	55,489	3,935,835

		$16,213,123

Electronics - 4.0%

SanDisk Corp.(n)	63,863	$4,301,812
Tessera Technologies, Inc.(n)	180,446	5,824,797
Xilinx, Inc.	127,581	3,592,681

		$13,719,290

Energy - Independent - 1.1%

Western Refining, Inc.(n)	200,700	$3,763,125

Energy - Integrated - 1.8%

Amerada Hess Corp.	38,612	$5,977,138

6 SEMIANNUAL REPORT

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)

Stocks - continued
Engineering - Construction - 1.2%

InfraSource Services, Inc.(n)	253,525	$4,064,006

Food & Non-Alcoholic Beverages - 1.3%

Diamond Foods, Inc.	122,260	$2,574,796
Grupo Bimbo S.A. de C.V., ‘‘A’’	470,492	1,716,943

		$4,291,739

Forest & Paper Products - 0.7%

Abitibi-Consolidated, Inc.	589,521	$2,287,341

Gaming & Lodging - 0.4%

WMS Industries, Inc.(n)	58,900	$1,542,591

Insurance - 4.0%

Aspen Insurance Holdings Ltd.	81,736	$1,894,640
Endurance Specialty Holdings Ltd.	112,334	3,699,158
PartnerRe Ltd.	61,355	3,790,512
XL Capital Ltd., ‘‘A’’	60,035	4,061,968

		$13,446,278

Internet - 1.0%

Equinix, Inc.(n)	71,900	$3,374,267

Leisure & Toys - 2.8%

THQ, Inc.(n)	198,852	$5,219,865
Ubisoft Entertainment S.A.(n)	98,608	4,199,017

		$9,418,882

Machinery & Tools - 1.6%

Cognex Corp.	105,607	$3,081,612
Precision Castparts Corp.	48,517	2,423,424

		$5,505,036

Medical & Health Technology & Services - 0.3%

Healthcare Services Group, Inc.	44,300	$866,951

Medical Equipment - 7.3%

Advanced Medical Optics, Inc.(n)	128,820	$5,742,796
Aspect Medical Systems, Inc.(n)	47,701	1,725,345
Conceptus, Inc.(n)	264,072	4,304,374
Conceptus, Inc.(n)	93,000	1,515,900
Cyberonics, Inc.(n)	58,400	1,752,584
DENTSPLY International, Inc.	57,556	3,090,757
Millipore Corp.(n)	82,986	5,707,777
MWI Veterinary Supply, Inc.(n)	30,540	814,502

		$24,654,035

	SEMIANNUAL REPORT 7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)

Stocks - continued

Metals & Mining - 0%

Aber Diamond Corp.	200	$8,146

Natural Gas - Distribution - 2.9%

AGL Resources, Inc.	90,355	$3,232,902
ONEOK, Inc.	118,151	3,338,947
Sempra Energy	70,474	3,386,276

		$9,958,125

Network & Telecom - 3.0%

Extreme Networks, Inc.(n)	673,205	$3,298,705
Juniper Networks, Inc.(n)	215,729	3,911,166
NICE Systems Ltd., ADR(n)	59,500	3,137,435

		$10,347,306

Oil Services - 6.0%

National Oilwell Varco, Inc.(n)	50,430	$3,836,210
Noble Corp.	111,666	8,982,413
Pride International, Inc.(n)	102,451	3,617,545
Smith International, Inc.	85,445	3,845,025

		$20,281,193

Personal Computers & Peripherals - 1.7%

M-Systems Flash Disk Pioneers Ltd.(n)	95,812	$2,776,631
Network Appliance, Inc.(n)	100,748	3,143,338

		$5,919,969

Pharmaceuticals - 1.9%

Auxilium Pharmaceuticals, Inc.(n)	149,799	$933,248
Endo Pharmaceuticals Holdings, Inc.(n)	52,600	1,509,620
Medicis Pharmaceutical Corp., ‘‘A’’	133,637	4,130,719

		$6,573,587

Printing & Publishing - 1.5%

American Reprographics Co.(n)	124,857	$3,408,596
Washington Post Co., ‘‘B’’	2,108	1,608,362

		$5,016,958

Specialty Stores - 7.0%

A.C. Moore Arts & Crafts, Inc.(n)	322,113	$4,886,454
Aeropostale, Inc.(n)	60,461	1,827,736
Hot Topic, Inc.(n)	110,150	1,581,754
PETsMART, Inc.	247,318	6,197,789
Urban Outfitters, Inc.(n)	122,966	3,358,201
Williams-Sonoma, Inc.(n)	145,230	5,777,249

		$23,629,183

8 SEMIANNUAL REPORT

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)

Stocks - continued

Telephone Services - 0.5%

American Tower Corp., ‘‘A’’(n)	51,028	$1,578,806

Utilities - Electric Power - 4.7%

CMS Energy Corp.(n)	328,077	$4,747,274
DTE Energy Co.	72,664	3,066,421
NRG Energy, Inc.(n)	169,776	8,195,088

		$16,008,783
Total Stocks (Identified Cost, $297,596,317)		$333,786,508

Short-Term Obligation - 1.8%

General Electric Co., 4.48%, due 2/01/06, at Amortized Cost (y)	$ 6,070,000	$6,070,000
Total Investments (Identified Cost, $303,666,317) (k)		$339,856,508

Other Assets, Less Liabilities - (0.1)%		(274,582)
Net Assets - 100.0%		$339,581,926

(k)	As of January 31, 2006, the fund had one security representing $8,146 and less than 0.1% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.
(n) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.
The following abbreviation is used in the Portfolio of Investments and is defined:
ADR American Depository Receipt
See Notes to Financial Statements

	SEMIANNUAL REPORT 9

FINANCIAL STATEMENTS | Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities composing the total value of the fund.
At 1/31/06
Assets

Investments, at value (identified cost, $303,666,317)	$339,856,508
Cash	14,923
Receivable for investments sold	6,379,086
Receivable for fund shares sold	1,200,400
Dividends receivable	96,962
Receivable from investment adviser	49,501

Total assets		$347,597,380

Liabilities

Payable for investments purchased	$5,933,674
Payable for fund shares reacquired	1,910,163
Payable to affiliates
Management fee	7,048
Shareholder servicing costs	54,204
Distribution and service fees	5,030
Administrative services fee	131
Retirement plan administration and services fees	25
Payable for independent trustees’ compensation	1,115
Accrued expenses and other liabilities	104,064

Total liabilities		$8,015,454

Net assets		$339,581,926

Net assets consist of:

Paid-in capital	$276,129,504
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies	36,190,191
Accumulated net realized gain (loss) on investments and foreign
currency transactions	28,979,538
Accumulated net investment loss	(1,717,307)

Net assets		$339,581,926

Shares of beneficial interest outstanding		23,655,546

Class A shares

Net assets	$202,815,695
Shares outstanding	14,033,483

Net asset value per share		$14.45

Offering price per share (100÷94.25 x $14.45)		$15.33

Class B shares

Net assets	$64,248,051
Shares outstanding	4,551,419

Net asset value and offering price per share		$14.12

10 SEMIANNUAL REPORT

Statement of Assets and Liabilities (unaudited) – continued
Class C shares
Net assets	$36,345,723
Shares outstanding	2,573,982
Net asset value and offering price per share		$14.12
Class I shares
Net assets	$15,213,256
Shares outstanding	1,037,859
Net asset value, offering price, and redemption price per share		$14.66
Class R shares
Net assets	$15,439,674
Shares outstanding	1,074,121
Net asset value, offering price, and redemption price per share		$14.37
Class R1 shares
Net assets	$327,940
Shares outstanding	23,247
Net asset value, offering price, and redemption price per share		$14.11
Class R2 shares
Net assets	$82,489
Shares outstanding	5,834
Net asset value, offering price, and redemption price per share		$14.14
Class R3 shares
Net assets	$2,654,811
Shares outstanding	185,793
Net asset value, offering price, and redemption price per share		$14.29
Class R4 shares
Net assets	$2,396,262
Shares outstanding	165,802
Net asset value, offering price, and redemption price per share		$14.45
Class R5 shares
Net assets	$58,025
Shares outstanding	4,006
Net asset value, offering price, and redemption price per share		$14.48
On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.
See Notes to Financial Statements
		SEMIANNUAL REPORT 11

FINANCIAL STATEMENTS | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 1/31/06
Net investment loss

Income
Dividends	$766,007
Interest	174,074
Foreign taxes withheld	(1,125)

Total investment income		$938,956

Expenses
Management fee	$1,255,274
Distribution and service fees	910,757
Shareholder servicing costs	356,181
Administrative services fee	20,734
Retirement plan administration and services fees	5,398
Independent trustees’ compensation	4,721
Custodian fee	53,983
Shareholder communications	49,413
Auditing fees	17,335
Legal fees	4,439
Miscellaneous	119,244

Total expenses		$2,797,479

Fees paid indirectly	(18,064)
Reduction of expenses by investment adviser	(123,152)

Net expenses		$2,656,263

Net investment loss		$(1,717,307)

Realized and unrealized gain (loss) on investments

Realized gain (loss) (identified cost basis)
Investment transactions	$33,329,298
Foreign currency transactions	(15,167)

Net realized gain (loss) on investments and foreign
currency transactions		$33,314,131

Change in unrealized appreciation (depreciation)
Investments		$(14,043,492)

Net realized and unrealized gain (loss) on investments and
foreign currency		$19,270,639

Change in net assets from operations		$17,553,332

See Notes to Financial Statements

12 SEMIANNUAL REPORT

FINANCIAL STATEMENTS | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	1/31/06	7/31/05
	(unaudited)
Change in net assets

From operations

Net investment loss	$(1,717,307)	$(3,693,212)
Net realized gain (loss) on investments and foreign
currency transactions	33,314,131	920,851
Net unrealized gain (loss) on investments	(14,043,492)	44,451,387

Change in net assets from operations	$17,553,332	$41,679,026

Distributions declared to shareholders

From net realized gain on investments and foreign
currency transactions
Class A	$(2,227,380)	$(492,663)
Class B	(731,846)	(230,215)
Class C	(436,145)	(108,763)
Class I	(165,111)	(40,090)
Class R	(172,374)	(35,782)
Class R1	(3,060)	—
Class R2	(633)	—
Class R3	(37,630)	(608)
Class R4	(12,975)	—
Class R5	(622)	—

Total distributions declared to shareholders	$(3,787,776)	$(908,121)

Change in net assets from fund share transactions	$(16,460,353)	$66,006,475

Redemption fees	$—	$1,253

Total change in net assets	$(2,694,797)	$106,778,633

Net assets

At beginning of period	342,276,723	235,498,090
At end of period (including accumulated net investment loss
of $1,717,307 and $0, respectively)	$339,581,926	$342,276,723

See Notes to Financial Statements

	SEMIANNUAL REPORT 13

FINANCIAL STATEMENTS |  Financial Highlights

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months
	ended	Years ended 7/31
Class A	1/31/06	2005	2004	2003	2002	2001(c)
(unaudited)
Net asset value, beginning
of period	$13.86	$11.99	$10.53	$7.95	$9.51	$10.00

Income (loss) from
investment operations

Net investment loss (d)	$(0.06)	$(0.13)	$(0.15)	$(0.07)	$(0.07)	$(0.06)
Net realized and unrealized gain
(loss) on investments and
foreign currency	0.81	2.04	1.69	2.65	(1.03)	(0.41)

Total from investment operations	$0.75	$1.91	$1.54	$2.58	$(1.10)	$(0.47)

Less distributions declared
to shareholders

From net realized gain on
investments and foreign
currency transactions	$(0.16)	$(0.04)	$(0.08)	$—	$(0.46)	$—
From paid-in capital	—	—	—	—	—	(0.02)

Total distributions declared to
shareholders	$(0.16)	$(0.04)	$(0.08)	$—	$(0.46)	$(0.02)

Net asset value, end of period	$14.45	$13.86	$11.99	$10.53	$7.95	$9.51

Total return (%) (t)(s)(r)	5.43(n)	15.92	14.68	32.62	(12.63)	(4.77)(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f) 1.47(a)		1.44	1.45	1.94	3.32	7.54(a)
Expenses after expense reductions (f)	1.40(a)	1.40	1.40	1.44(x)	1.38(x)	1.34(a)(x)
Net investment loss	(0.83)(a)	(1.00)	(1.18)	(0.83)	(0.81)	(0.69)(a)
Portfolio turnover	91	88	93	287	779	809
Net assets at end of period
(000 Omitted)	$202,816	$200,067	$122,682	$21,471	$7,700	$1,411

See Notes to Financial Statements

14 SEMIANNUAL REPORT

Financial Highlights – continued

	Six months
	ended	Years ended 7/31
Class B	1/31/06	2005	2004	2003	2002(i)
	(unaudited)
Net asset value, beginning of period	$13.58	$11.83	$10.42	$7.92	$10.47

Income (loss) from investment operations

Net investment loss (d)	$(0.10)	$(0.21)	$(0.23)	$(0.12)	$(0.08)
Net realized and unrealized gain (loss) on
investments and foreign currency	0.80	2.00	1.69	2.62	(2.47)

Total from investment operations	$0.70	$1.79	$1.46	$2.50	$(2.55)

Less distributions declared to shareholders

From net realized gain on investments and
foreign currency transactions	$(0.16)	$(0.04)	$(0.05)	$—	$—

Net asset value, end of period	$14.12	$13.58	$11.83	$10.42	$7.92

Total return (%) (t)(s)(r)	5.17(n)	15.12	13.95	31.69	(24.36)(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	2.12(a)	2.09	2.10	2.59	4.01(a)
Expenses after expense reductions (f)	2.05(a)	2.05	2.05	2.09(x)	2.07(a)(x)
Net investment loss	(1.48)(a)	(1.66)	(1.82)	(1.48)	(1.50)(a)
Portfolio turnover	91	88	93	287	779
Net assets at end of period (000 Omitted)	$64,248	$69,791	$64,612	$17,541	$4,253

	Six months
	ended	Years ended 7/31
Class C	1/31/06	2005	2004	2003	2002(i)
	(unaudited)
Net asset value, beginning of period	$13.59	$11.83	$10.42	$7.92	$10.47

Income (loss) from investment operations

Net investment loss (d)	$(0.10)	$(0.21)	$(0.22)	$(0.13)	$(0.07)
Net realized and unrealized gain (loss) on
investments and foreign currency	0.79	2.01	1.67	2.63	(2.48)

Total from investment operations	$0.69	$1.80	$1.45	$2.50	$(2.55)

Less distributions declared to shareholders

From net realized gain on investments and
foreign currency transactions	$(0.16)	$(0.04)	$(0.04)	$—	$—

Net asset value, end of period	$14.12	$13.59	$11.83	$10.42	$7.92

Total return (%) (t)(s)(r)	5.09(n)	15.21	13.94	31.73	(24.45)(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	2.12(a)	2.09	2.10	2.59	4.01(a)
Expenses after expense reductions (f)	2.05(a)	2.05	2.05	2.09(x)	2.07(a)(x)
Net investment loss	(1.48)(a)	(1.66)	(1.83)	(1.49)	(1.50)(a)
Portfolio turnover	91	88	93	287	779
Net assets at end of period (000 Omitted)	$36,346	$40,546	$28,199	$8,413	$2,834

See Notes to Financial Statements

			SEMIANNUAL REPORT 15

Financial Highlights – continued

	Six months
	ended	Years ended 7/31
Class I	1/31/06	2005	2004	2003	2002(i)
	(unaudited)
Net asset value, beginning of period	$14.03	$12.10	$10.59	$7.97	$10.47

Income (loss) from investment operations

Net investment loss (d)	$(0.03)	$(0.09)	$(0.10)	$(0.04)	$(0.03)
Net realized and unrealized gain (loss) on
investments and foreign currency	0.82	2.06	1.71	2.66	(2.47)

Total from investment operations	$0.79	$1.97	$1.61	$2.62	$(2.50)

Less distributions declared to shareholders

From net realized gain on investments and
foreign currency transactions	$(0.16)	$(0.04)	$(0.10)	$—	$—

Net asset value, end of period	$14.66	$14.03	$12.10	$10.59	$7.97

Total return (%) (s)(r)	5.65(n)	16.27	15.13	33.00	(23.88)(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.12(a)	1.09	1.10	1.59	2.99(a)
Expenses after expense reductions (f)	1.05(a)	1.05	1.05	1.09(x)	1.07(a)(x)
Net investment loss	(0.49)(a)	(0.66)	(0.83)	(0.48)	(0.50)(a)
Portfolio turnover	91	88	93	287	779
Net assets at end of period (000 Omitted)	$15,213	$13,735	$12,665	$4,262	$2,063

	Six months
		ended	Years ended 7/31
Class R	1/31/06		2005	2004	2003(i)
	(unaudited)
Net asset value, beginning of period		$13.79	$11.95	$10.51	$7.96

Income (loss) from investment operations

Net investment loss (d)		$(0.07)	$(0.15)	$(0.17)	$(0.05)
Net realized and unrealized gain (loss) on investments
and foreign currency		0.81	2.03	1.70	2.60

Total from investment operations		$0.74	$1.88	$1.53	$2.55

Less distributions declared to shareholders

From net realized gain on investments and foreign
currency transactions		$(0.16)	$(0.04)	$(0.09)	$—

Net asset value, end of period		$14.37	$13.79	$11.95	$10.51

Total return (%) (s)(r)		5.38(n)	15.72	14.48	32.16(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)		1.62(a)	1.59	1.60	2.09(a)
Expenses after expense reductions (f)		1.55(a)	1.55	1.55	1.59(a)(x)
Net investment loss		(0.99)(a)	(1.14)	(1.32)	(0.96)(a)
Portfolio turnover		91	88	93	287
Net assets at end of period (000 Omitted)	$15,440		$13,752	$7,220	$23

See Notes to Financial Statements

16 SEMIANNUAL REPORT

Financial Highlights – continued
	Six months	Year
	ended	ended
Class R1	1/31/06	7/31/05(i)
	(unaudited)
Net asset value, beginning of period	$13.58	$12.40

Income (loss) from investment operations

Net investment loss (d)	$(0.11)	$(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency	0.80	1.27(g)

Total from investment operations	$0.69	$1.18

Less distributions declared to shareholders

From net realized gain on investments and foreign currency transactions	$(0.16)	$—

Net asset value, end of period	$14.11	$13.58

Total return (%) (s)(r)	5.10(n)	9.52(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	2.32(a)	2.29(a)
Expenses after expense reductions (f)	2.17(a)	2.25(a)
Net investment loss	(1.62)(a)	(1.77)(a)
Portfolio turnover	91	88
Net assets at end of period (000 Omitted)	$328	$55

	Six months	Year
	ended	ended
Class R2	1/31/06	7/31/05(i)
	(unaudited)
Net asset value, beginning of period	$13.59	$12.40

Income (loss) from investment operations

Net investment loss (d)	$(0.08)	$(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	0.79	1.25(g)

Total from investment operations	$0.71	$1.19

Less distributions declared to shareholders

From net realized gain on investments and foreign currency transactions	$(0.16)	$—

Net asset value, end of period	$14.14	$13.59

Total return (%) (s)(r)	5.24(n)	9.60(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	2.02(a)	1.99(a)
Expenses after expense reductions (f)	1.85(a)	1.95(a)
Net investment loss	(1.23)(a)	(1.42)(a)
Portfolio turnover	91	88
Net assets at end of period (000 Omitted)	$82	$55

See Notes to Financial Statements

	SEMIANNUAL REPORT 17

Financial Highlights – continued
	Six months
	ended	Years ended 7/31
Class R3	1/31/06	2005	2004(i)
	(unaudited)
Net asset value, beginning of period	$13.73	$11.93	$11.81

Income (loss) from investment operations

Net investment loss (d)	$(0.08)	$(0.17)	$(0.14)
Net realized and unrealized gain (loss) on investments and foreign
currency	0.80	2.01	0.35

Total from investment operations	$0.72	$1.84	$0.21

Less distributions declared to shareholders

From net realized gain on investments and foreign currency
transactions	$(0.16)	$(0.04)	$(0.09)

Net asset value, end of period	$14.29	$13.73	$11.93

Total return (%) (s)(r)	5.26(n)	15.41	1.83(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.87(a)	1.84	1.85(a)
Expenses after expense reductions (f)	1.73(a)	1.80	1.80(a)
Net investment loss	(1.17)(a)	(1.34)	(1.60)(a)
Portfolio turnover	91	88	93
Net assets at end of period (000 Omitted)	$2,655	$3,115	$120

	Six months		Year
	ended		ended
Class R4	1/31/06		7/31/05(i)
	(unaudited)
Net asset value, beginning of period	$13.86		$12.62

Income (loss) from investment operations

Net investment loss (d)	$(0.06)		$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency		0.81	1.26(g)

Total from investment operations	$0.75		$1.24

Less distributions declared to shareholders

From net realized gain on investments and foreign currency transactions	$(0.16)		$—

Net asset value, end of period	$14.45		$13.86

Total return (%) (s)(r)		5.43(n)	9.83(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)		1.52(a)	1.44(a)
Expenses after expense reductions (f)		1.45(a)	1.40(a)
Net investment loss		(0.85)(a)	(0.90)(a)
Portfolio turnover		91	88
Net assets at end of period (000 Omitted)	$2,396		$1,105

See Notes to Financial Statements
18 SEMIANNUAL REPORT

Financial Highlights – continued
	Six months	Year
	ended	ended
Class R5	1/31/06	7/31/05(i)
	(unaudited)
Net asset value, beginning of period	$13.87	$12.62

Income (loss) from investment operations

Net investment loss (d)	$(0.04)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	0.81	1.28(g)

Total from investment operations	$0.77	$1.25

Less distributions declared to shareholders

From net realized gain on investments and foreign currency transactions	$(0.16)	$—

Net asset value, end of period	$14.48	$13.87

Total return (%) (s)(r)	5.57(n)	9.90(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.22(a)	1.19(a)
Expenses after expense reductions (f)	1.15(a)	1.15(a)
Net investment loss	(0.58)(a)	(0.62)(a)
Portfolio turnover	91	88
Net assets at end of period (000 Omitted)	$58	$55

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.
(c)	For the period from the commencement of the fund’s investment operations, September 29, 2000, through
July 31, 2001.
(i)	For the period from the class’ inception, January 2, 2002 (Classes B, C, and I), December 31, 2002
(Class R), October 31, 2003 (Class R3) and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated
period end.
(r)	Certain expenses have been reduced without which performance would have been lower.
(a)	Annualized.
(n)	Not annualized.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly.
(x)	Excluding dividend expense on securities sold short, the ratio of expenses to average net assets were
1.40%, 1.38% and 1.33% (Class A), 2.05% and 2.07% (Class B), 2.05% and 2.07% (Class C), 1.05%
and 1.07% (Class I), and 1.55% (Class R) for the stated periods.
(t)	Total returns do not include any applicable sales charges.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
See Notes to Financial Statements
SEMIANNUAL REPORT 19

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) Business and Organization

MFS New Endeavor Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales during the day, equity securities are generally valued at the last quoted bid price as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 365 days or less are generally valued at amortized cost, which approximates market value. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued on the basis of information from brokers and dealers. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars based upon exchange rates provided by an independent source. When pricing-service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, in valuing securities that trade principally on foreign markets, events reasonably determined to be significant (such as certain movements in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the fund’s valuation time that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market prices of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund’s valuation time. Fair valuation of foreign equity securities may occur

20 SEMIANNUAL REPORT

Notes to Financial Statements (unaudited) – continued

frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant.

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Short Term Fees – For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund no longer charges a redemption fee. See the fund’s prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

SEMIANNUAL REPORT 21

Notes to Financial Statements (unaudited) – continued

Fees Paid Indirectly – The fund’s custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the six months ended January 31, 2006, the fund’s custodian fees were reduced by $5,579 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the six months ended January 31, 2006, the fund’s custodian expenses were reduced by $12,485 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations. Effective January 1, 2006, the commission recapture agreement was terminated.

Tax Matters and Distributions – The fund intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses, wash sale loss deferrals, and foreign currency transactions.

The tax character of distributions declared to shareholders is as follows:

	7/31/05	7/31/04
Ordinary income (including any
short-term capital gains)	$61,020	$238,976
Long-term capital gain	847,101	392,297

Total distributions	$908,121	$631,273

22 SEMIANNUAL REPORT

Notes to Financial Statements (unaudited) – continued
The federal tax cost and the tax basis components of distributable earnings were as follows:

As of January 31, 2006
Cost of investments(1)	$306,169,018

Gross appreciation	$38,047,915
Gross depreciation	(4,360,425)

Net unrealized appreciation (depreciation)	$33,687,490
As of July 31, 2005
Undistributed long-term capital gain	1,955,884
Net unrealized appreciation (depreciation)	47,730,982

(1)  Aggregate cost includes prior fiscal year end tax adjustments.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) Transactions with Affiliates

Investment Adviser –The fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

	Effective
	Beginning	Effective
	of Period	8/01/05
First $1 billion of average daily net assets	0.75%	0.75%
Average daily net assets in excess of $1 billion	0.75%	0.70%

The management fee incurred for the six months ended January 31, 2006 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

The investment adviser has contractually agreed to pay a portion of the fund’s operating expenses, exclusive of management, distribution and service, retirement plan administration and services, and certain other fees and expenses, such that operating expenses do not exceed 0.30% annually of the fund’s average daily net assets. This contractual fee arrangement will continue until December 1, 2006. For the six months ended January 31, 2006, this reduction amounted to $121,182 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $31,049 for the six months ended January 31, 2006, as its portion of the initial sales charge on sales of Class A shares of the fund.

SEMIANNUAL REPORT 23

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
			Total	Annual	Distribution
	Distribution	Service	Distribution	Effective	and Service
	Fee Rate	Fee Rate	Plan(1)	Rate(2)	Fee
Class A	0.10%	0.25%	0.35%	0.35%	$344,606
Class B	0.75%	0.25%	1.00%	1.00%	325,099
Class C	0.75%	0.25%	1.00%	1.00%	193,421
Class R	0.25%	0.25%	0.50%	0.50%	37,452
Class R1	0.50%	0.25%	0.75%	0.75%	793
Class R2	0.25%	0.25%	0.50%	0.50%	153
Class R3	0.25%	0.25%	0.50%	0.50%	7,595
Class R4	—	0.25%	0.25%	0.25%	1,638

Total Distribution and Service Fees					$910,757

(1)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(2)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended January 31, 2006 based on each class’ average daily net assets.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended January 31, 2006, were as follows:

Amount
Class A	$1,317
Class B	$177,642
Class C	$10,129

Shareholder Servicing Agent – The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund’s Board of Trustees. For the six months ended January 31, 2006, the fee was $164,477, which equated to 0.0983% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the six months ended January 31, 2006, these costs amounted to $137,820.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain

24 SEMIANNUAL REPORT

Notes to Financial Statements (unaudited) – continued

funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the fund’s annual fixed amount is $10,000.

The administrative services fee incurred for the six months ended January 31, 2006 was equivalent to an annual effective rate of 0.0124% of the fund’s average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain Class R shares. These services include various administrative, recordkeeping, and communication/ educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended January 31, 2006, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class’ average daily net assets:

		Effective	Total
	Fee Rate	Rate (1)	Amount
Class R1	0.45%	0.37%	$475
Class R2	0.40%	0.30%	122
Class R3	0.25%	0.18%	3,790
Class R4	0.15%	0.15%	983
Class R5	0.10%	0.10%	28

Total Retirement Plan Administration and Services Fees			$5,398

(1)	Effective October 1, 2005, MFS has contractually agreed to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. This agreement will continue until at least September 30, 2007. For the six months ended January 31, 2006, this waiver amounted to $1,136 and is reflected as a reduction of total expenses in the Statement of Operations.

Trustees’ and Officers’ Compensation – The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can

SEMIANNUAL REPORT 25

Notes to Financial Statements (unaudited) – continued

terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended January 31, 2006, the fee paid to Tarantino LLC was $997. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $834, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) Portfolio Securities

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $295,216,164 and $312,803,398, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 1/31/06		Year ended 7/31/05
Class A shares	Shares	Amount	Shares	Amount
Shares sold	2,320,304	$31,929,734	10,384,949	$132,195,074
Shares issued to shareholders in
reinvestment of distributions	144,587	2,021,321	32,574	443,977
Shares reacquired	(2,869,275)	(39,647,739)	(6,211,279)	(78,472,901)

Net change	(404,384)	$(5,696,684)	4,206,244	$54,166,150
Class B shares
Shares sold	397,951	$5,327,714	2,280,658	$28,434,483
Shares issued to shareholders in
reinvestment of distributions	47,480	649,049	15,181	203,723
Shares reacquired	(1,032,296)	(13,839,281)	(2,618,918)	(32,713,500)

Net change	(586,865)	$(7,862,518)	(323,079)	$(4,075,294)
Class C shares
Shares sold	296,938	$3,969,548	1,412,369	$17,751,024
Shares issued to shareholders in
reinvestment of distributions	25,314	346,045	6,730	90,318
Shares reacquired	(732,665)	(9,936,766)	(817,805)	(10,156,919)

Net change	(410,413)	$(5,621,173)	601,294	$7,684,423
Class I shares
Shares sold	245,344	$3,392,632	319,491	$4,079,011
Shares issued to shareholders in
reinvestment of distributions	10,320	146,231	2,688	37,009
Shares reacquired	(196,967)	(2,755,710)	(390,014)	(4,992,640)

Net change	58,697	$783,153	(67,835)	$(876,620)

26 SEMIANNUAL REPORT

Notes to Financial Statements (unaudited) – continued
	Six months ended 1/31/06		Year ended 7/31/05
Class R shares	Shares	Amount	Shares	Amount
Shares sold	274,161	$3,743,009	1,135,112	$14,758,603
Shares issued to shareholders in
reinvestment of distributions	11,868	165,077	2,537	34,453
Shares reacquired	(208,912)	(2,876,128)	(744,606)	(9,720,811)

Net change	77,117	$1,031,958	393,043	$5,072,245
			Period ended 7/31/05*
	Shares	Amount	Shares	Amount
Class R1 shares
Shares sold	19,951	$266,676	9,048	$113,472
Shares issued to shareholders in
reinvestment of distributions	227	3,060	—	—
Shares reacquired	(997)	(13,411)	(4,982)	(65,961)

Net change	19,181	$256,325	4,066	$47,511
Class R2 shares
Shares sold	1,836	$26,042	4,032	$50,000
Shares issued to shareholders in
reinvestment of distributions	46	633	—	—
Shares reacquired	(80)	(1,116)	—	—

Net change	1,802	$25,559	4,032	$50,000
			Year ended 7/31/05
	Shares	Amount	Shares	Amount
Class R3 shares
Shares sold	94,620	$1,280,355	293,937	$3,779,613
Shares issued to shareholders in
reinvestment of distributions	2,720	37,630	45	608
Shares reacquired	(138,428)	(1,894,410)	(77,140)	(975,218)

Net change	(41,088)	$(576,425)	216,842	$2,805,003
			Period ended 7/31/05*
	Shares	Amount	Shares	Amount
Class R4 shares
Shares sold	87,971	$1,226,183	79,755	$1,083,057
Shares issued to shareholders in
reinvestment of distributions	928	12,975	—	—
Shares reacquired	(2,852)	(40,328)	—	—

Net change	86,047	$1,198,830	79,755	$1,083,057
Class R5 shares
Shares sold	—	$—	3,962	$50,000
Shares issued to shareholders in
reinvestment of distributions	44	622	—	—

Net change	44	$622	3,962	$50,000
* For the period from the inception of class R1, class R2, class R4, and class R5 shares, April 1, 2005 through July 31, 2005.

			SEMIANNUAL REPORT 27

Notes to Financial Statements (unaudited) – continued

(6) Line of Credit

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35% . In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended January 31, 2006 was $946, and is included in miscellaneous expense on the Statement of Operations. The fund had no significant borrowings during the six months ended January 31, 2006.

28 SEMIANNUAL REPORT

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the Fund’s investment advisory agreement is available by clicking on the fund’s name under ‘‘Select a fund’’ on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The trust will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The trust’s Form N-Q may be reviewed and copied at the:

Public Reference Room
Securities and Exchange Commission
Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The trust’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

SEMIANNUAL REPORT 29

LETTER FROM THE CEO

Dear Shareholders,

It has been said that change is the only constant in life. As investors have seen, that theme is still accurate today as we recently have experienced shifting economic cycles because of natural disasters and political instability around the globe.

Markets worldwide have fluctuated in the past year as devastating hurricanes had a dramatic effect on the international economy, particularly on oil prices. We witnessed political unrest in the Middle East, highlighted by instability in Iraq, and in Africa, the usually stable Nigeria also experienced violence. As a result, energy prices have bounced up and down, with crude oil prices at one point topping a record $70 per barrel.

Such cycles are not uncommon and in fact have almost become the norm in our everyday lives. What does all of this mean to you as an investor? In times like these, it helps to know that you’re working with a seasoned investment professional who has experience to guide you through difficult times. At MFS®, we believe our investment management team has the knowledge and confidence to navigate through difficult cycles and at the same time see through adversity to find investment opportunities for our clients and shareholders.

Our investment management process, honed over 80 years, combines a unique concept of teamwork with our unwavering focus on the long term. We firmly believe that the best way to realize long-term financial goals – be it a college education, a comfortable retirement, or a secure family legacy – is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes – including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. Rebalance assets regularly to maintain a desired asset allocation. Of course, these strategies cannot guarantee a profit or protect against a loss. This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer – through both up and down economic cycles.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer MFS Investment Management-

March 15, 2006

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

SEMIANNUAL REPORT 1

PORTFOLIO COMPOSITION

Portfolio structure
Stocks 99.8%
Cash & Other
Net Assets 0.2%

Top ten holdings
Symantec Corp.	4.7%

Owens-Illinois, Inc.	4.6%

Verizon Communications, Inc.	4.6%

J.P. Morgan Chase & Co.	4.4%

Merck & Co., Inc.	4.3%

PNC Financial Services Group, Inc.	4.2%

Wyeth	3.9%

Nortel Networks Corp.	3.9%

Sprint Nextel Corp.	3.8%

Bank of America Corp.	3.8%

Sector weightings
Financial Services	22.7%

Technology	15.5%

Energy	10.8%

Health Care	10.1%

Leisure	9.9%

Utilities & Communications	8.4%

Retailing	8.3%

Basic Materials	6.2%

Industrial Goods & Services	3.3%

Autos & Housing	2.8%

Consumer Staples	1.8%

Percentages are based on net assets as of 1/31/06.
The portfolio is actively managed, and current holdings may be different.

2 SEMIANNUAL REPORT

EXPENSE TABLE

Fund Expenses Borne by the Shareholders During the Period, August 1, 2005 through January 31, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2005 through January 31, 2006.

Actual Expenses

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SEMIANNUAL REPORT 3

Expense Table – continued
Share Class		Annualized	Beginning	Ending	Expenses
					Paid During
		Expense	Account Value	Account Value	Period(p)
		Ratio	8/01/05	1/31/06	8/01/05-1/31/06
A	Actual	1.29%	$1,000.00	$1,006.40	$6.52
	Hypothetical(h)	1.29%	$1,000.00	$1,018.70	$6.56
B	Actual	1.94%	$1,000.00	$1,003.50	$9.80
	Hypothetical(h)	1.94%	$1,000.00	$1,015.43	$9.86
C	Actual	1.94%	$1,000.00	$1,002.70	$9.79
	Hypothetical(h)	1.94%	$1,000.00	$1,015.43	$9.86
I	Actual	0.94%	$1,000.00	$1,008.20	$4.76
	Hypothetical(h)	0.94%	$1,000.00	$1,020.47	$4.79
R	Actual	1.44%	$1,000.00	$1,006.00	$7.28
	Hypothetical(h)	1.44%	$1,000.00	$1,017.95	$7.32
R1	Actual	2.06%	$1,000.00	$1,002.80	$10.40
	Hypothetical(h)	2.06%	$1,000.00	$1,014.82	$10.46
R2	Actual	1.75%	$1,000.00	$1,004.10	$8.84
	Hypothetical(h)	1.75%	$1,000.00	$1,016.38	$8.89
R3	Actual	1.62%	$1,000.00	$1,004.50	$8.18
	Hypothetical(h)	1.62%	$1,000.00	$1,017.04	$8.24
R4	Actual	1.34%	$1,000.00	$1,006.10	$6.78
	Hypothetical(h)	1.34%	$1,000.00	$1,018.45	$6.82
R5	Actual	1.03%	$1,000.00	$1,007.40	$5.21
	Hypothetical(h)	1.03%	$1,000.00	$1,020.01	$5.24
529A	Actual	1.54%	$1,000.00	$1,005.30	$7.78
	Hypothetical(h)	1.54%	$1,000.00	$1,017.44	$7.83
529B	Actual	2.19%	$1,000.00	$1,001.50	$11.05
	Hypothetical(h)	2.19%	$1,000.00	$1,014.17	$11.12
529C	Actual	2.19%	$1,000.00	$1,002.20	$11.05
	Hypothetical(h)	2.19%	$1,000.00	$1,014.17	$11.12

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

Effective October 1, 2005 the fund’s Class R1, Class R2, and Class R3 retirement plan administration and services fee was reduced (as described in Note 3 of the Notes to the Financial Statements). Had this fee reduction been in effect throughout the entire six month period, the annualized expense ratio would have been 2.03%, 1.70%, and 1.59% for Class R1, Class R2, and Class R3, respectively, and the actual expenses paid during the period would have been approximately $10.25, $8.59, and $8.03 for Class R1, Class R2, and Class R3, respectively.

4 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (unaudited) – 1/31/06
The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.
Stocks - 99.8%

Issuer	Shares/Par	Value ($)

Alcoholic Beverages - 0.5%

Molson Coors Brewing Co.	100,680	$6,292,499

Banks & Credit Companies - 12.4%

Bank of America Corp.	1,096,318	$48,490,145
J.P. Morgan Chase & Co.	1,426,720	56,712,120
PNC Financial Services Group, Inc.	834,810	54,145,777

		$159,348,042

Broadcast & Cable TV - 6.5%

CBS Corp., ‘‘B’’	649,565	$16,973,133
Viacom, Inc., ‘‘B’’(n)	649,475	26,940,223
Walt Disney Co.	1,531,000	38,749,610

		$82,662,966

Brokerage & Asset Managers - 5.7%

Mellon Financial Corp.	1,247,470	$43,998,267
Merrill Lynch & Co., Inc.	379,520	28,490,566

		$72,488,833

Computer Software - 8.8%

Compuware Corp.(n)	3,202,710	$26,390,330
Oracle Corp.(n)	2,132,440	26,804,771
Symantec Corp.(n)	3,268,540	60,075,765

		$113,270,866

Computer Software - Systems - 2.4%

Sun Microsystems, Inc.(n)	6,774,560	$30,485,520

Construction - 2.8%

Masco Corp.	1,223,330	$36,271,735

Consumer Goods & Services - 1.3%

Estee Lauder Cos., Inc., ‘‘A’’	440,900	$16,079,623

Containers - 4.6%

Owens-Illinois, Inc.(n)	2,674,220	$58,806,098

Electrical Equipment - 3.3%

Tyco International Ltd.	1,626,340	$42,366,157

Energy - Independent - 3.3%

Apache Corp.	115,500	$8,723,715
Devon Energy Corp.	487,520	33,253,739

		$41,977,454

	SEMIANNUAL REPORT 5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)

Stocks - continued

Forest & Paper Products - 1.6%

Bowater, Inc.	761,350	$20,815,309

Gaming & Lodging - 0.6%

International Game Technology	228,540	$8,177,161

General Merchandise - 3.3%

Family Dollar Stores, Inc.	962,200	$23,044,690
Wal-Mart Stores, Inc.	421,540	19,437,209

		$42,481,899

Insurance - 4.6%

Allstate Corp.	541,730	$28,197,047
Conseco, Inc.(n)	1,269,570	30,939,421

		$59,136,468

Leisure & Toys - 1.5%

Mattel, Inc.	1,139,500	$18,801,750

Medical & Health Technology & Services - 1.9%

Tenet Healthcare Corp.(n)	3,387,340	$24,625,962

Network & Telecom - 4.3%

Nokia Corp., ADR	319,650	$5,875,167
Nortel Networks Corp.(n)	16,458,170	49,374,510

		$55,249,677

Oil Services - 7.5%

BJ Services Co.	275,690	$11,162,688
Cooper Cameron Corp.(n)	358,800	17,362,332
GlobalSantaFe Corp.	618,360	37,750,878
Noble Corp.	363,750	29,260,050

		$95,535,948

Pharmaceuticals - 8.2%

Merck & Co., Inc.	1,595,330	$55,038,885
Wyeth	1,087,390	50,291,788

		$105,330,673

Printing & Publishing - 1.3%

Knight-Ridder, Inc.	266,870	$16,612,658
New York Times Co., ‘‘A’’	18,300	517,890

		$17,130,548

Specialty Stores - 5.0%

Circuit City Stores, Inc.	392,940	$9,906,017
Gap, Inc.	1,773,290	32,078,816
OfficeMax, Inc.	773,140	22,088,610

		$64,073,443

6 SEMIANNUAL REPORT

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)

Stocks - continued

Telephone Services - 8.4%

Sprint Nextel Corp.	2,131,920	$48,799,649
Verizon Communications, Inc.	1,841,745	58,309,647
		$107,109,296

Total Stocks (Identified Cost, $1,175,301,453)		$1,278,517,927

Other Assets, Less Liabilities - 0.2%		2,248,516

Net Assets - 100.0%		$1,280,766,443

(n) Non-income producing security.
The following abbreviation is used in the Portfolio of Investments and is defined:
ADR American Depository Receipt
See Notes to Financial Statements

SEMIANNUAL REPORT 7

FINANCIAL STATEMENTS |  Statement of Assets and Liabilities (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities composing the total value of the fund.

At 1/31/06
Assets

Investments, at value (identified cost, $1,175,301,453)	$1,278,517,927
Receivable for investments sold	17,332,001
Receivable for fund shares sold	885,192
Dividends receivable	1,422,243

Total assets		$1,298,157,363

Liabilities

Payable to custodian	$2,031,085
Payable for investments purchased	8,632,447
Payable for fund shares reacquired	6,223,808
Payable to affiliates
Management fee	23,027
Shareholder servicing costs	239,010
Distribution and service fees	20,509
Administrative services fee	708
Program manager fees	17
Retirement plan administration and services fees	19
Payable for independent trustees’ compensation	3,680
Accrued expenses and other liabilities	216,610

Total liabilities		$17,390,920

Net assets		$1,280,766,443

Net assets consist of:

Paid-in capital	$1,210,938,004
Unrealized appreciation (depreciation) on investments	103,216,474
Accumulated distributions in excess of net realized gain on
investments	(33,925,927)
Undistributed net investment income	537,892

Net assets		$1,280,766,443

Shares of beneficial interest outstanding		89,301,788

8 SEMIANNUAL REPORT

Statement of Assets and Liabilities (unaudited) – continued
Class A shares

Net assets	$717,189,016
Shares outstanding	49,500,870

Net asset value per share		$14.49

Offering price per share (100÷94.25 of net asset value
per share)		$15.37

Class B shares

Net assets	$334,067,880
Shares outstanding	23,698,075

Net asset value and offering price per share		$14.10

Class C shares

Net assets	$143,575,098
Shares outstanding	10,179,787

Net asset value and offering price per share		$14.10

Class I shares

Net assets	$61,393,295
Shares outstanding	4,217,266

Net asset value, offering price, and redemption price per share		$14.56

Class R shares

Net assets	$18,026,289
Shares outstanding	1,249,279

Net asset value, offering price, and redemption price per share		$14.43

Class R1 shares

Net assets	$225,326
Shares outstanding	16,051

Net asset value, offering price, and redemption price per share		$14.04

Class R2 shares

Net assets	$52,869
Shares outstanding	3,744

Net asset value, offering price, and redemption price per share		$14.12

Class R3 shares

Net assets	$3,179,571
Shares outstanding	222,182

Net asset value, offering price, and redemption price per share		$14.31

Class R4 shares

Net assets	$757,623
Shares outstanding	52,384

Net asset value, offering price, and redemption price per share		$14.46

		SEMIANNUAL REPORT 9

Statement of Assets and Liabilities (unaudited) – continued
Class R5 shares

Net assets	$52,802
Shares outstanding	3,649

Net asset value, offering price, and redemption price per share		$14.47

Class 529A shares

Net assets	$1,122,096
Shares outstanding	77,923

Net asset value and redemption price per share		$14.40

Offering price per share (100/94.25 of net asset asset value
per share)		$15.28

Class 529B shares

Net assets	$372,081
Shares outstanding	26,672

Net asset value and offering price per share		$13.95

Class 529C shares

Net assets	$752,497
Shares outstanding	53,906

Net asset value and offering price per share		$13.96

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.

See Notes to Financial Statements

10 SEMIANNUAL REPORT

FINANCIAL STATEMENTS |  Statement of Operations (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 1/31/06
Net investment income

Income
Dividends	$11,825,614
Interest	104,136

Total investment income		$11,929,750

Expenses
Management fee	$5,269,819
Distribution and service fees	4,084,598
Program manager fees	2,691
Shareholder servicing costs	1,422,797
Administrative services fee	70,282
Retirement plan administration and services fees	4,468
Independent trustees’ compensation	15,074
Custodian fee	156,759
Shareholder communications	112,052
Auditing fees	25,157
Legal fees	13,436
Miscellaneous	194,759

Total expenses		$11,371,892

Fees paid indirectly	(57,919)
Reduction of expenses by investment adviser	(715,298)

Net expenses		$10,598,675

Net investment income		$1,331,075

Realized and unrealized gain (loss) on investments

Realized gain (loss) on investment transactions (identified cost basis)		$45,168,546

Change in unrealized appreciation (depreciation) on investments		$(43,919,221)

Net realized and unrealized gain (loss) on investments		$1,249,325

Change in net assets from operations		$2,580,400

See Notes to Financial Statements

		SEMIANNUAL REPORT 11

FINANCIAL STATEMENTS | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	1/31/06	7/31/05
	(unaudited)
Change in net assets

From operations

Net investment income	$1,331,075	$9,144,363
Net realized gain (loss) on investments	45,168,546	155,372,305
Net unrealized gain (loss) on investments	(43,919,221)	50,156,904

Change in net assets from operations	$2,580,400	$214,673,572

Distributions declared to shareholders

From net investment income
Class A	$(2,204,218)	$(5,496,392)
Class B	—	(824,674)
Class C	—	(206,630)
Class I	(423,482)	(964,625)
Class R	(37,181)	(93,588)
Class R1	(558)	—
Class R2	(1)	—
Class R3	(5,262)	(6,578)
Class R4	(203)	—
Class R5	(297)	—
Class 529A	(1,346)	(4,660)
Class 529B	—	(525)
Class 529C	—	(681)

12 SEMIANNUAL REPORT

Statements of Changes in Net Assets – continued
	Six months ended	Year ended
	1/31/06	7/31/05
	(unaudited)
From net realized gain on investments and foreign
currency transactions
Class A	$(87,101,923)	$(25,754,250)
Class B	(42,003,910)	(15,340,015)
Class C	(18,429,219)	(6,096,640)
Class I	(7,592,742)	(3,186,058)
Class R	(2,187,622)	(439,814)
Class R1	(26,592)	—
Class R2	(6,103)	—
Class R3	(384,870)	(28,130)
Class R4	(5,971)	—
Class R5	(5,971)	—
Class 529A	(127,221)	(28,027)
Class 529B	(44,447)	(9,958)
Class 529C	(86,619)	(17,058)

Total distributions declared to shareholders	$(160,675,758)	$(58,498,303)

Change in net assets from fund share transactions	$(90,503,738)	$64,494,835

Redemption fees	$—	$3,043

Total change in net assets	$(248,599,096)	$220,673,147

Net assets

At beginning of period	1,529,365,539	1,308,692,392
At end of period (including undistributed net investment
income of $537,892 and $1,879,365, respectively)	$1,280,766,443	$1,529,365,539

See Notes to Financial Statements

	SEMIANNUAL REPORT 13

FINANCIAL STATEMENTS  |  Financial Highlights

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months
	ended		Years ended 7/31
Class A	1/31/06		2005	2004	2003	2002		2001
	(unaudited)
Net asset value, beginning
of period	$16.33		$14.61	$12.80	$11.18	$13.64		$12.25

Income (loss) from
investment operations

Net investment
income (d)	$0.03		$0.13	$0.05	$0.05	$0.04		$0.04
Net realized and
unrealized gain (loss)
on investments and
foreign currency	0.04		2.25	1.77	1.57	(2.49)		2.57

Total from investment
operations	$0.07		$2.38	$1.82	$1.62	$(2.45)		$2.61

Less distributions declared
to shareholders

From net investment
income	$(0.05)		$(0.12)	$(0.01)	$—	$(0.00	)(w)	$(0.06)
From net realized gain
on investments and
foreign currency
transactions	(1.86)		(0.54)	—	—	(0.01)		(1.16)

Total distributions declared
to shareholders	$(1.91)		$(0.66)	$(0.01)	$—	$(0.01)		$(1.22)

Net asset value,
end of period	$14.49		$16.33	$14.61	$12.80	$11.18		$13.64

Total return (%)(t)(s)(r)	0.64	(n)	16.41	14.23	14.49	(17.98)		21.95

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense
reductions (f)	1.39	(a)	1.38	1.34	1.45	1.42		2.00
Expenses after expense
reductions (f)	1.29	(a)	1.28	1.29	1.45	1.46	(e)	1.50
Net investment income	0.43	(a)	0.86	0.33	0.41	0.29		0.39
Portfolio turnover	20		60	63	65	78		63
Net assets at end of
period (000 Omitted)	$717,189		$838,660	$689,399	$364,466	$244,996		$64,619

See Notes to Financial Statements

14 SEMIANNUAL REPORT

Financial Highlights – continued

	Six months
	ended		Years ended 7/31
Class B	1/31/06	2005	2004	2003	2002	2001(i)
	(unaudited)
Net asset value, beginning
of period	$15.94	$14.30	$12.60	$11.07	$13.60	$13.36

Income (loss) from
investment operations

Net investment income
(loss) (d)	$(0.02)	$0.04	$(0.04)	$(0.03)	$(0.05)	$(0.02)
Net realized and unrealized
gain (loss) on investments
and foreign currency	0.04	2.17	1.74	1.56	(2.47)	0.26(g)

Total from investment
operations	$0.02	$2.21	$1.70	$1.53	$(2.52)	$0.24

Less distributions declared
to shareholders

From net investment income	$—	$(0.03)	$—	$—	$—	$—
From net realized gain on
investments and foreign
currency transactions	(1.86)	(0.54)	—	—	(0.01)	—

Total distributions declared to
shareholders	$(1.86)	$(0.57)	$—	$—	$(0.01)	$—

Net asset value, end of period	$14.10	$15.94	$14.30	$12.60	$11.07	$13.60

Total return (%)(t)(s)(r)	0.35(n)	15.57	13.49	13.82	(18.55)	1.80(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense
reductions (f)	2.04(a)	2.03	2.00	2.08	2.07	2.63(a)
Expenses after expense
reductions (f)	1.94(a)	1.93	1.95	2.08	2.11(e)	2.15(a)
Net investment income (loss)	(0.23)(a)	0.24	(0.32)	(0.22)	(0.37)	(0.25)(a)
Portfolio turnover	20	60	63	65	78	63
Net assets at end of period
(000 Omitted)	$334,068	$406,076	$406,468	$305,967	$271,674	$82,823

See Notes to Financial Statements

					SEMIANNUAL REPORT 15

Financial Highlights – continued

	Six months
	ended	Years ended 7/31
Class C	1/31/06	2005	2004	2003	2002	2001(i)
	(unaudited)

Net asset value, beginning
of period	$15.95	$14.29	$12.59	$11.07	$13.59	$13.36

Income (loss) from
investment operations

Net investment income
(loss) (d)	$(0.02)	$0.03	$(0.04)	$(0.03)	$(0.05)	$(0.02)
Net realized and unrealized
gain (loss) on investments
and foreign currency	0.03	2.19	1.74	1.55	(2.46)	0.25(g)

Total from investment
operations	$0.01	$2.22	$1.70	$1.52	$(2.51)	$0.23

Less distributions declared
to shareholders

From net investment income	$—	$(0.02)	$—	$—	$—	$—
From net realized gain on
investments and foreign
currency transactions	(1.86)	(0.54)	—	—	(0.01)	—

Total distributions declared to
shareholders	$(1.86)	$(0.56)	$—	$—	$(0.01)	$—

Net asset value, end of period	$14.10	$15.95	$14.29	$12.59	$11.07	$13.59

Total return (%)(t)(s)(r)	0.27(n)	15.64	13.50	13.73	(18.49)	1.72(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense
reductions (f)	2.04(a)	2.03	2.00	2.08	2.07	2.63(a)
Expenses after expense
reductions (f)	1.94(a)	1.93	1.95	2.08	2.11(e)	2.15(a)
Net investment income (loss)	(0.22)(a)	0.23	(0.32)	(0.23)	(0.37)	(0.26)(a)
Portfolio turnover	20	60	63	65	78	63
Net assets at end of period
(000 Omitted)	$143,575	$176,356	$159,017	$106,169	$90,726	$25,399

See Notes to Financial Statements

16 SEMIANNUAL REPORT

Financial Highlights – continued

	Six months
	ended	Years ended 7/31
Class I	1/31/06	2005	2004	2003	2002	2001
	(unaudited)
Net asset value, beginning
of period	$16.43	$14.69	$12.85	$11.19	$13.61	$12.19

Income (loss) from
investment operations

Net investment
income (d)	$0.06	$0.20	$0.09	$0.09	$0.09	$0.10
Net realized and
unrealized gain (loss) on
investments and foreign
currency	0.03	2.24	1.79	1.57	(2.50)	2.54

Total from investment
operations	$0.09	$2.44	$1.88	$1.66	$(2.41)	$2.64

Less distributions declared
to shareholders

From net investment
income	$(0.10)	$(0.16)	$(0.04)	$—	$(0.00)(w)	$(0.06)
From net realized gain
on investments and
foreign currency
transactions	(1.86)	(0.54)	—	—	(0.01)	(1.16)

Total distributions declared
to shareholders	$(1.96)	$(0.70)	$(0.04)	$—	$(0.01)	$(1.22)

Net asset value, end of
period	$14.56	$16.43	$14.69	$12.85	$11.19	$13.61

Total return (%)(s)(r)	0.82(n)	16.81	14.66	14.83	(17.72)	22.36

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense
reductions (f)	1.04(a)	1.03	1.00	1.06	1.07	1.65
Expenses after expense
reductions (f)	0.94(a)	0.93	0.95	1.06	1.11(e)	1.15
Net investment income	0.74)(a)	1.31	0.63	0.77	0.66	0.75
Portfolio turnover	20	60	63	65	78	63
Net assets at end of period
(000 Omitted)	$61,393	$83,422	$43,766	$6,997	$12,109	$5,209

See Notes to Financial Statements

					SEMIANNUAL REPORT 17

Financial Highlights – continued

	Six months
	ended	Years ended 7/31
Class R	1/31/06	2005	2004	2003(i)
	(unaudited)
Net asset value, beginning of period	$16.26	$14.58	$12.80	$11.13

Income (loss) from investment operations

Net investment income (loss) (d)	$0.02	$0.10	$0.02	$(0.01)
Net realized and unrealized gain (loss) on
investments and foreign currency	0.04	2.24	1.77	1.68

Total from investment operations	$0.06	$2.34	$1.79	$1.67

Less distributions declared to shareholders

From net investment income	$(0.03)	$(0.12)	$(0.01)	$—
From net realized gain on investments and foreign
currency transactions	(1.86)	(0.54)	—	—

Total distributions declared to shareholders	$(1.89)	$(0.66)	$(0.01)	$—

Net asset value, end of period	$14.43	$16.26	$14.58	$12.80

Total return (%)(s)(r)	0.60(n)	16.16	14.02	15.00(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.54(a)	1.54	1.49	1.91(a)
Expenses after expense reductions (f)	1.44(a)	1.44	1.44	1.91(a)
Net investment income (loss)	0.28(a)	0.67	0.17	(0.13)(a)
Portfolio turnover	20	60	63	65
Net assets at end of period (000 Omitted)	$18,026	$19,866	$8,357	$2,378

See Notes to Financial Statements

18 SEMIANNUAL REPORT

Financial Highlights – continued
	Six months	Year
	ended	ended
Class R1	1/31/06	7/31/05(i)
	(unaudited)
Net asset value, beginning of period	$15.93	$15.26

Income (loss) from investment operations

Net investment loss (d)	$(0.03)	$(0.01)
Net realized and unrealized gain on investments and foreign currency	0.04	0.68(g)

Total from investment operations	$0.01	$0.67

Less distributions declared to shareholders

From net investment income	$(0.04)	$—

From net realized gain on investments and foreign currency transactions	(1.86)	—

Total distributions declared to shareholders	$(1.90)	$—

Net asset value, end of period	$14.04	$15.93

Total return (%)(s)(r)	0.28(n)	4.39(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	2.23(a)	2.23(a)
Expenses after expense reductions (f)	2.06(a)	2.13(a)
Net investment loss	(0.33)(a)	(0.17)(a)
Portfolio turnover	20	60
Net assets at end of period (000 Omitted)	$225	$84

See Notes to Financial Statements
	SEMIANNUAL REPORT 19

Financial Highlights – continued
	Six months	Year
	ended	ended
Class R2	1/31/06	7/31/05(i)
	(unaudited)
Net asset value, beginning of period	$15.95	$15.26

Income (loss) from investment operations

Net investment income (d)	$(0.00)(w)	$0.01
Net realized and unrealized gain on investments and foreign currency	0.03	0.68(g)

Total from investment operations	$0.03	$0.69

Less distributions declared to shareholders

From net investment income	$(0.00)(w)	$—

From net realized gain on investments and foreign currency transactions	(1.86)	—

Total distributions declared to shareholders	$(1.86)	$—

Net asset value, end of period	$14.12	$15.95

Total return (%)(s)(r)	0.41(n)	4.52(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.93(a)	1.95(a)
Expenses after expense reductions (f)	1.75(a)	1.85(a)
Net investment income (loss)	(0.04)(a)	0.12(a)
Portfolio turnover	20	60
Net assets at end of period (000 Omitted)	$53	$106

See Notes to Financial Statements

20 SEMIANNUAL REPORT

Financial Highlights – continued
	Six months
	ended	Years ended 7/31
Class R3	1/31/06	2005	2004(i)
	(unaudited)
Net asset value, beginning of period	$16.16	$14.53	$13.22

Income (loss) from investment operations

Net investment income (loss) (d)	$0.01	$0.04	$(0.02)
Net realized and unrealized gain (loss) on investments
and foreign currency	0.03	2.26	1.36

Total from investment operations	$0.04	$2.30	$1.34

Less distributions declared to shareholders

From net investment income	$(0.03)	$(0.13)	$(0.03)
From net realized gain on investments and foreign
currency transactions	(1.86)	(0.54)	—

Total distributions declared to shareholders	$(1.89)	$(0.67)	$(0.03)

Net asset value, end of period	$14.31	$16.16	$14.53

Total return (%)(s)(r)	0.45(n)	15.95	10.14(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.79(a)	1.81	1.78(a)
Expenses after expense reductions (f)	1.62(a)	1.71	1.73(a)
Net investment income (loss)	0.11(a)	0.23	(0.18)(a)
Portfolio turnover	20	60	63
Net assets at end of period (000 Omitted)	$3,180	$2,580	$362

See Notes to Financial Statements
	SEMIANNUAL REPORT 21

Financial Highlights – continued
	Six months	Year
	ended	ended
Class R4	1/31/06	7/31/05(i)
	(unaudited)
Net asset value, beginning of period	$16.32	$15.59

Income (loss) from investment operations

Net investment income (d)	$0.02	$0.04
Net realized and unrealized gain on investments and foreign currency	0.04	0.69(g)

Total from investment operations	$0.06	$0.73

Less distributions declared to shareholders

From net investment income	$(0.06)	$—
From net realized gain on investments and foreign currency transactions	(1.86)	—

Total distributions declared to shareholders	$(1.92)	$—

Net asset value, end of period	$14.46	$16.32

Total return (%)(s)(r)	0.61(n)	4.68(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.44(a)	1.42(a)
Expenses after expense reductions (f)	1.34(a)	1.32(a)
Net investment income	0.33(a)	0.68(a)
Portfolio turnover	20	60
Net assets at end of period (000 Omitted)	$758	$52

See Notes to Financial Statements
22 SEMIANNUAL REPORT

Financial Highlights – continued
	Six months	Year
	ended	ended
Class R5	1/31/06	7/31/05(i)
	(unaudited)
Net asset value, beginning of period	$16.34	$15.59

Income (loss) from investment operations

Net investment income (d)	$0.05	$0.05
Net realized and unrealized gain on investments and foreign currency	0.03	0.70(g)

Total from investment operations	$0.08	$0.75

Less distributions declared to shareholders

From net investment income	$(0.09)	$—
From net realized gain on investments and foreign currency transactions	(1.86)	—

Total distributions declared to shareholders	$(1.95)	$—

Net asset value, end of period	$14.47	$16.34

Total return (%)(s)(r)	0.74(n)	4.81(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.13(a)	1.13(a)
Expenses after expense reductions (f)	1.03(a)	1.03(a)
Net investment income	0.69(a)	0.98(a)
Portfolio turnover	20	60
Net assets at end of period (000 Omitted)	$53	$52

See Notes to Financial Statements
	SEMIANNUAL REPORT 23

Financial Highlights – continued
	Six months
	ended	Years ended 7/31
Class 529A	1/31/06	2005	2004	2003(i)
	(unaudited)
Net asset value, beginning of period	$16.23	$14.54	$12.76	$11.07

Income (loss) from investment operations

Net investment income (d)	$0.01	$0.09	$0.01	$0.01
Net realized and unrealized gain on investments
and foreign currency	0.04	2.23	1.77	1.68

Total from investment operations	$0.05	$2.32	$1.78	$1.69

Less distributions declared to shareholders

From net investment income	$(0.02)	$(0.09)	$—	$—
From net realized gain on investments and foreign
currency transactions	(1.86)	(0.54)	—	—

Total distributions declared to shareholders	$(1.88)	$(0.63)	$—	$—

Net asset value, end of period	$14.40	$16.23	$14.54	$12.76

Total return (%)(t)(s)(r)	0.53(n)	16.09	13.95	14.13(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.64(a)	1.63	1.59	1.77(a)
Expenses after expense reductions (f)	1.54(a)	1.53	1.54	1.77(a)
Net investment income	0.19(a)	0.58	0.06	0.10(a)
Portfolio turnover	20	60	63	65
Net assets at end of period (000 Omitted)	$1,122	$1,057	$697	$196

See Notes to Financial Statements

24 SEMIANNUAL REPORT

Financial Highlights – continued
	Six months
	ended	Years ended 7/31
Class 529B	1/31/06	2005	2004	2003(i)
	(unaudited)
Net asset value, beginning of period	$15.82	$14.22	$12.56	$10.96

Income (loss) from investment operations

Net investment loss (d)	$(0.03)	$(0.01)	$(0.08)	$(0.06)
Net realized and unrealized gain on investments
and foreign currency	0.02	2.18	1.74	1.66

Total from investment operations	$(0.01)	$2.17	$1.66	$1.60

Less distributions declared to shareholders

From net investment income	$—	$(0.03)	$—	$—
From net realized gain on investments and foreign
currency transactions	(1.86)	(0.54)	—	—

Total distributions declared to shareholders	$(1.86)	$(0.57)	$—	$—

Net asset value, end of period	$13.95	$15.82	$14.22	$12.56

Total return (%)(t)(s)(r)	0.15(n)	15.36	13.22	13.46(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	2.29(a)	2.28	2.25	2.41(a)
Expenses after expense reductions (f)	2.19(a)	2.18	2.20	2.41(a)
Net investment loss	(0.47)(a)	(0.04)	(0.59)	(0.55)(a)
Portfolio turnover	20	60	63	65
Net assets at end of period (000 Omitted)	$372	$342	$223	$71

See Notes to Financial Statements
			SEMIANNUAL REPORT 25

Financial Highlights – continued
	Six months
	ended	Years ended 7/31
Class 529C	1/31/06	2005	2004	2003(i)
	(unaudited)
Net asset value, beginning of period	$15.82	$14.22	$12.56	$10.96

Income (loss) from investment operations

Net investment loss (d)	$(0.03)	$(0.01)	$(0.08)	$(0.06)
Net realized and unrealized gain on investments
and foreign currency	0.03	2.17	1.74	1.66

Total from investment operations	$—	$2.16	$1.66	$1.60

Less distributions declared to shareholders

From net investment income	$—	$(0.02)	$—	$—
From net realized gain on investments and foreign
currency transactions	(1.86)	(0.54)	—	—

Total distributions declared to shareholders	$(1.86)	$(0.56)	$—	$—

Net asset value, end of period	$13.96	$15.82	$14.22	$12.56

Total return (%)(t)(s)(r)	0.22(n)	15.31	13.22	13.46(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	2.29(a)	2.29	2.25	2.42(a)
Expenses after expense reductions (f)	2.19(a)	2.19	2.20	2.42(a)
Net investment loss	(0.46)(a)	(0.08)	(0.59)	(0.53)(a)
Portfolio turnover	20	60	63	65
Net assets at end of period (000 Omitted)	$752	$712	$404	$104

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(i)	For the period from the class’ inception, December 29, 2000 (Classes B and C), December 31, 2002 (Class R), July 31, 2002 (Classes 529A, 529B, and 529C), October 31, 2003 (Class R3) and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(r)	Certain expenses have been reduced without which performance would have been lower.
(a)	Annualized.
(n)	Not annualized.
(w)	Per share amount was less than $0.01.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
(e)	Ratio includes a reimbursement fee for expenses borne by MFS in prior years under the then existing expense reimbursement agreement.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.

See Notes to Financial Statements

26 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) Business and Organization

MFS Strategic Value Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales during the day, equity securities are generally valued at the last quoted bid price as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 365 days or less are generally valued at amortized cost, which approximates market value. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued on the basis of information from brokers and dealers. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars based upon exchange rates provided by an independent source. When pricing-service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, in valuing securities that trade principally on foreign markets, events reasonably determined to be significant (such as certain movements in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the fund’s valuation time that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market prices of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund’s valuation time. Fair valuation of foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency

SEMIANNUAL REPORT 27

Notes to Financial Statements (unaudited) – continued

exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Short Term Fees – For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund no longer charges a redemption fee. See the fund’s prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

Fees Paid Indirectly – The fund’s custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the six months ended January 31, 2006, the fund’s custodian fees were reduced by $33,798 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the six months ended January 31, 2006, the fund’s custodian expenses were reduced by $24,121 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations. Effective January 1, 2006, the commission recapture agreement was terminated.

Tax Matters and Distributions – The fund intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in

28 SEMIANNUAL REPORT

Notes to Financial Statements (unaudited) – continued

the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income for financial statement and tax purposes. Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions declared to shareholders is as follows:

	7/31/05	7/31/04
Ordinary income (including any short-
term capital gains)	$15,141,414	$450,380
Long-term capital gain	43,356,889	—

Total distributions	$58,498,303	$450,380

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of January 31, 2006
Cost of investments(1)	$1,191,343,651

Gross appreciation	$157,540,213
Gross depreciation	(70,365,937)

Net unrealized appreciation (depreciation)	$87,174,276
As of July 31, 2005
Undistributed ordinary income	$41,464,006
Undistributed long-term capital gain	55,366,294
Net unrealized appreciation (depreciation)	131,093,497

(1) Aggregate cost includes prior fiscal year end tax adjustments.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

SEMIANNUAL REPORT 29

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund’s average daily net assets. As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.65% of the fund’s average daily net assets for the period March 1, 2004 through February 28, 2009. For the six months ended January 31, 2006, this waiver amounted to $710,583 and is reflected as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended January 31, 2006 was equivalent to an annual effective rate of 0.65% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $50,662 and $768 for the six months ended January 31, 2006, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively. The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
				Total	Annual	Distribution
		Distribution	Service	Distribution	Effective	and Service
		Fee Rate	Fee Rate	Plan(1)	Rate(2)	Fee
Class A		0.10%	0.25%	0.35%	0.35%	$1,360,451
Class B		0.75%	0.25%	1.00%	1.00%	1,846,841
Class C		0.75%	0.25%	1.00%	1.00%	813,876
Class R		0.25%	0.25%	0.50%	0.50%	47,584
Class	R1	0.50%	0.25%	0.75%	0.75%	762
Class	R2	0.25%	0.25%	0.50%	0.50%	184
Class	R3	0.25%	0.25%	0.50%	0.50%	7,480
Class	R4	—	0.25%	0.25%	0.25%	182
Class	529A	0.25%	0.25%	0.50%	0.35%	1,900
Class	529B	0.75%	0.25%	1.00%	1.00%	1,777
Class	529C	0.75%	0.25%	1.00%	1.00%	3,561

Total Distribution and Service Fees						$4,084,598

(1)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(2)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended January 31, 2006 based on each class’ average daily net assets. 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not yet implemented and will commence on such date as the fund’s Board of Trustees may determine.

30 SEMIANNUAL REPORT

Notes to Financial Statements (unaudited) – continued

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended January 31, 2006, were as follows:

Amount
Class A	$9,981
Class B	$357,923
Class C	$7,856
Class 529B	$—
Class 529C	$—

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund’s 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund’s 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended January 31, 2006, were as follows:

Amount
Class 529A	$1,357
Class 529B	$444
Class 529C	$890

Total Program Manager Fees	$2,691

Shareholder Servicing Agent – The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund’s Board of Trustees. For the six months ended January 31, 2006, the fee was $697,750, which equated to 0.0996% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the six months ended January 31, 2006, these costs amounted to $550,751.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred

SEMIANNUAL REPORT 31

Notes to Financial Statements (unaudited) – continued

to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the fund’s annual fixed amount is $10,000.

The administrative services fee incurred for the six months ended January 31, 2006 was equivalent to an annual effective rate of 0.0100% of the fund’s average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain Class R shares. These services include various administrative, recordkeeping, and communication/ educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended January 31, 2006, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class’ average daily net assets:

		Annual
		Effective	Total
	Fee Rate	Rate (1)	Amount
Class R1	0.45%	0.38%	$456
Class R2	0.40%	0.32%	146
Class R3	0.25%	0.18%	3,732
Class R4	0.15%	0.15%	108
Class R5	0.10%	0.10%	26

Total Retirement Plan Administration and Services Fees			$4,468

(1)	Effective October 1, 2005, MFS has contractually agreed to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. This agreement will continue until at least September 30, 2007. For the six months ended January 31, 2006, this waiver amounted to $1,140 and is reflected as a reduction of total expenses in the Statement of Operations.

Trustees’ and Officers’ Compensation – The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended January 31, 2006, the fee paid to

32 SEMIANNUAL REPORT

Notes to Financial Statements (unaudited) – continued

Tarantino LLC was $3,777. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $3,575, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) Portfolio Securities

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $271,629,221 and $502,358,777, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 1/31/06		Year ended 7/31/05
Class A shares	Shares	Amount	Shares	Amount
Shares sold	4,271,124	$66,420,558	18,487,168	$287,367,645
Shares issued to shareholders in
reinvestment of distributions	5,828,235	82,877,490	1,789,535	28,399,923
Shares reacquired	(11,957,216)	(184,055,668)	(16,092,450)	(249,076,727)

Net change	(1,857,857)	$(34,757,620)	4,184,253	$66,690,841
Class B shares
Shares sold	789,347	$11,806,013	4,626,323	$69,976,123
Shares issued to shareholders in
reinvestment of distributions	2,732,382	37,843,531	933,427	14,514,795
Shares reacquired	(5,294,738)	(79,421,826)	(8,520,630)	(129,723,652)

Net change	(1,773,009)	$(29,772,282)	(2,960,880)	$(45,232,734)
Class C shares
Shares sold	516,714	$7,748,970	2,583,122	$39,240,289
Shares issued to shareholders in
reinvestment of distributions	1,125,560	15,600,273	342,068	5,322,575
Shares reacquired	(2,519,398)	(37,564,412)	(2,994,314)	(45,573,931)

Net change	(877,124)	$(14,215,169)	(69,124)	$(1,011,067)
Class I shares
Shares sold	628,750	$9,681,086	4,540,754	$69,921,222
Shares issued to shareholders in
reinvestment of distributions	472,874	6,752,639	208,389	3,319,632
Shares reacquired	(1,962,531)	(30,658,331)	(2,650,222)	(42,154,379)

Net change	(860,907)	$(14,224,606)	2,098,921	$31,086,475

			SEMIANNUAL REPORT 33

Notes to Financial Statements (unaudited) – continued
	Six months ended 1/31/06		Year ended 7/31/05
Class R shares	Shares	Amount	Shares	Amount
Shares sold	129,137	$1,965,925	1,094,909	$16,840,719
Shares issued to shareholders in
reinvestment of distributions	147,599	2,091,476	30,948	489,595
Shares reacquired	(248,863)	(3,772,167)	(477,590)	(7,361,965)

Net change	27,873	$285,234	648,267	$9,968,349
	Six months ended 1/31/06		Period ended 7/31/05(1)
Class R1 shares	Shares	Amount	Shares	Amount
Shares sold	12,133	$185,866	5,757	$88,449
Shares issued to shareholders in
reinvestment of distributions	1,969	27,150	—	—
Shares reacquired	(3,313)	(46,348)	(495)	(7,860)

Net change	10,789	$166,668	5,262	$80,589
Class R2 shares
Shares sold	82	$1,249	6,613	$103,191
Shares issued to shareholders in
reinvestment of distributions	440	6,104	—	—
Shares reacquired	(3,391)	(51,379)	—	—

Net change	(2,869)	$(44,026)	6,613	$103,191
	Six months ended 1/31/06		Year ended 7/31/05
Class R3 shares	Shares	Amount	Shares	Amount
Shares sold	113,159	$1,741,414	201,842	$3,144,730
Shares issued to shareholders in
reinvestment of distributions	27,770	390,132	2,205	34,708
Shares reacquired	(78,437)	(1,175,937)	(69,250)	(1,076,957)

Net change	62,492	$955,609	134,797	$2,102,481
	Six months ended 1/31/06		Period ended 7/31/05(1)
Class R4 shares	Shares	Amount	Shares	Amount
Shares sold	48,852	$707,542	3,207	$50,000
Shares issued to shareholders in
reinvestment of distributions	435	6,174	—	—
Shares reacquired	(110)	(1,591)	—	—

Net change	49,177	$712,125	3,207	$50,000
Class R5 shares
Shares sold	—	$—	3,207	$50,000
Shares issued to shareholders in
reinvestment of distributions	442	6,268	—	—

Net change	442	$6,268	3,207	$50,000

34 SEMIANNUAL REPORT

Notes to Financial Statements (unaudited) – continued
	Six months ended 1/31/06		Year ended 7/31/05
Class 529A shares	Shares	Amount	Shares	Amount
Shares sold	9,200	$139,146	18,886	$293,761
Shares issued to shareholders in
reinvestment of distributions	9,093	128,567	2,069	32,687
Shares reacquired	(5,485)	(81,314)	(3,736)	(57,345)

Net change	12,808	$186,399	17,219	$269,103
Class 529B shares
Shares sold	2,915	$44,126	6,473	$96,847
Shares issued to shareholders in
reinvestment of distributions	3,242	44,447	679	10,483
Shares reacquired	(1,120)	(15,764)	(1,164)	(17,968)

Net change	5,037	$72,809	5,988	$89,362
Class 529C shares
Shares sold	5,567	$81,746	16,346	$244,742
Shares issued to shareholders in
reinvestment of distributions	6,313	86,619	1,147	17,739
Shares reacquired	(2,937)	(43,512)	(942)	(14,236)

Net change	8,943	$124,853	16,551	$248,245

(1)	For the period from April 1, 2005, through July 31, 2005.

(6)	Line of Credit

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35% . In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended January 31, 2006 was $4,100, and is included in miscellaneous expense on the Statement of Operations. The fund had no significant borrowings during the six months ended January 31, 2006.

SEMIANNUAL REPORT 35

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the Fund’s investment advisory agreement is available by clicking on the fund’s name under ‘‘Select a fund’’ on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The trust will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The trust’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The trust’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

36 SEMIANNUAL REPORT

LETTER FROM THE CEO

Dear Shareholders,

It has been said that change is the only constant in life. As investors have seen, that theme is still accurate today as we recently have experienced shifting economic cycles because of natural disasters and political instability around the globe.

Markets worldwide have fluctuated in the past year as devastating hurricanes had a dramatic effect on the international economy, particularly on oil prices. We witnessed political unrest in the Middle East, highlighted by instability in Iraq, and in Africa, the usually stable Nigeria also experienced violence. As a result, energy prices have bounced up and down, with crude oil prices at one point topping a record $70 per barrel.

Such cycles are not uncommon and in fact have almost become the norm in our everyday lives. What does all of this mean to you as an investor? In times like these, it helps to know that you’re working with a seasoned investment professional who has experience to guide you through difficult times. At MFS®, we believe our investment management team has the knowledge and confidence to navigate through difficult cycles and at the same time see through adversity to find investment opportunities for our clients and shareholders.

Our investment management process, honed over 80 years, combines a unique concept of teamwork with our unwavering focus on the long term. We firmly believe that the best way to realize long-term financial goals – be it a college education, a comfortable retirement, or a secure family legacy – is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes – including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. Rebalance assets regularly to maintain a desired asset allocation. Of course, these strategies cannot guarantee a profit or protect against a loss. This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer – through both up and down economic cycles.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer
MFS Investment Management®
March 15, 2006

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

SEMIANNUAL REPORT 1

PORTFOLIO COMPOSITION

Bond market sectors (b)
Emerging Markets Bonds	81.5%
High Yield Corporates	4.6%
U.S. Treasury Securities	2.1%
Credit quality of bonds (r)
AAA	0.5%
AA	1.0%
A	2.0%
BBB	21.7%
BB	40.9%
B	27.9%
CCC	0.6%
Not Rated	5.4%

Portfolio facts
Average Duration (d)	5.7
Average Life (m)	13.4 yrs.
Average Maturity (m)	13.8 yrs.
Average Credit Quality of
Rated Securities (a)	BB
Average Short Term Credit Quality	A-1
Country weightings (b)
Brazil	16.2%
United States	15.6%
Russia	13.0%
Mexico	12.3%
Venezuela	6.1%
Philippines	5.7%
Turkey	5.5%
Argentina	3.7%
Uruguay	2.3%
Other Countries	19.6%

(b)	For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the ’’AAA’’-rating category.
Percentages are based on the total market value of investments as of 1/31/06.
(m)	The average maturity shown is calculated using the final stated maturity on the portfolio’s holdings without taking into account any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
Percentages are based on net assets as of 1/31/06, unless otherwise noted.
The portfolio is actively managed, and current holdings may be different.

2 SEMIANNUAL REPORT

EXPENSE TABLE

Fund Expenses Borne by the Shareholders During the Period, August 1, 2005 through January 31, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2005 through January 31, 2006.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SEMIANNUAL REPORT 3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 8/01/05	Ending Account Value 1/31/06	Expenses Paid During Period(p) 8/01/05-1/31/06
A	Actual	1.40%	$1,000.00	$1,060.30	$7.27
	Hypothetical(h)	1.40%	$1,000.00	$1,018.15	$7.12
B	Actual	2.15%	$1,000.00	$1,056.30	$11.14
	Hypothetical(h)	2.15%	$1,000.00	$1,014.37	$10.92
C	Actual	2.15%	$1,000.00	$1,056.30	$11.14
	Hypothetical(h)	2.15%	$1,000.00	$1,014.37	$10.92
I	Actual	1.15%	$1,000.00	$1,061.60	$5.98
	Hypothetical(h)	1.15%	$1,000.00	$1,019.41	$5.85

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

4 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (unaudited) – 1/31/06
The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.
Bonds - 86.3%

Issuer		Shares/Par	Value ($)

Foreign Bonds - 84.6%

Algeria - 1.2%

Republic of Algeria, FRN, 4.8125%, 2006		$121,333	$121,182
Republic of Algeria, FRN, 4.8125%, 2010		2,108,400	2,103,129

			$2,224,311

Argentina - 3.6%

Republic of Argentina, FRN, 4.005%, 2012		$7,037,000	$5,569,785
Republic of Argentina, 2%, 2014	ARS	1,628,000	553,853
Republic of Argentina, 8.28%, 2033		$634,902	566,333

			$6,689,971

Brazil - 16.9%

Banco BMG S.A., 9.15%, 2016(a)		$1,135,000	$1,137,837
Banco do Brasil S.A., 7.95%, 2049(a)		443,000	444,772
Banco do Estado de Banespa, 8.7%, 2010		266,000	273,980
Banco do Estado de Sao Paulo S.A., 8.7%, 2049(a)		871,000	897,130
Centrais Eletricas Brasileiras S.A., 7.75%, 2015(a)		422,000	434,660
Cosan S.A., 9%, 2009(a)		314,000	338,335
Cosan S.A. Industria e Comercio, 8.25%, 2049(a)		410,000	407,950
Federal Republic of Brazil, FRN, 5.25%, 2012		4,437,670	4,418,144
Federal Republic of Brazil, 7.875%, 2015		2,071,000	2,238,751
Federal Republic of Brazil, 8%, 2018		3,910,000	4,275,585
Federal Republic of Brazil, 8.875%, 2019		6,801,000	7,855,155
Federal Republic of Brazil, FRN, 5.1875%, 2024		3,438,000	3,369,240
Federal Republic of Brazil, 8.875%, 2024		2,239,000	2,580,447
Federal Republic of Brazil, 8.25%, 2034		1,955,000	2,160,275
Federal Republic of Brazil, 11%, 2040		233,000	300,919

			$31,133,180

Bulgaria - 1.1%

Republic of Bulgaria, 8.25%, 2015		$1,712,000	$2,048,066

Chile - 1.7%

Codelco, Inc., 5.625%, 2035(a)		$1,545,000	$1,504,519
Empresa Nacional de Electricidad S.A., 8.35%, 2013		144,000	162,344
Enersis S.A., 7.375%, 2014		1,350,000	1,439,693

			$3,106,556

China - 0.2%

Sino-Forest Corp., 9.125%, 2011(a)		$371,000	$400,680

SEMIANNUAL REPORT 5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)

Bonds - continued

Foreign Bonds - continued

Colombia - 1.1%

Republic of Colombia, FRN, 6.1422%, 2015	$1,113,000	$1,154,737
Republic of Colombia, 11.75%, 2020	367,000	523,892
Republic of Colombia, 8.125%, 2024	343,000	380,730

		$2,059,359

Costa Rica - 0.6%

Republic of Costa Rica, 9.995%, 2020	$831,000	$1,045,814

Ecuador - 0.5%

Republic of Ecuador, 9% to 2006, 10% to 2030	$973,000	$938,945

Egypt - 0.3%

Petroleum Export Peloil, 5.265%, 2011(a)	$620,000	$612,746

El Salvador - 1.1%

Republic of El Salvador, 8.25%, 2032	$1,392,000	$1,572,960
Republic of El Salvador, 7.65%, 2035(a)	365,000	390,094

		$1,963,054

Guatemala - 0.7%

Republic of Guatemala, 8.125%, 2034(a)	$741,000	$829,920
Republic of Guatemala, 8.125%, 2034	360,000	403,200

		$1,233,120

Hong Kong - 1.0%

Chaoda Modern Agriculture Holdings, 7.75%, 2010(a)	$1,136,000	$1,147,360
Hopson Development Holdings Ltd., 8.125%, 2012(a)	741,000	772,492

		$1,919,852

Indonesia - 1.2%

Adaro Finance B.V., 8.5%, 2010(a)	$592,000	$600,880
Excelcomindo Finance Co., 7.125%, 2013(a)	372,000	372,930
Republic of Indonesia, 7.25%, 2015	701,000	720,278
Republic of Indonesia, 8.5%, 2035(a)	481,000	535,714

		$2,229,802

Jamaica - 1.0%

Government of Jamaica, 10.625%, 2017	$1,585,000	$1,795,012

Kazakhstan - 1.7%

ATF Bank JSC, 9.25%, 2012(a)	$324,000	$340,605
ATF Bank JSC, 9.25%, 2012	60,000	63,075
Halyk Savings Bank, 8.125%, 2009(a)	200,000	214,250
Halyk Savings Bank, 8.125%, 2009	130,000	139,263
Intergas Finance B.V., 6.875%, 2011(a)	1,135,000	1,169,050

6 SEMIANNUAL REPORT

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)

Bonds - continued

Foreign Bonds - continued

Kazakhstan - continued

Kazkommerts International B.V., 7%, 2009	$259,000	$264,828
Kazkommerts International B.V., 8%, 2015(a)	465,000	489,412
Turanalem Finance B.V., 7.875%, 2010	437,000	452,295

		$3,132,778

Malaysia - 0.7%

Petronas Capital Ltd., 7.875%, 2022	$984,000	$1,209,059

Macau - 0.7%

Galaxy Entertainment Co. Ltd., FRN, 9.655%, 2010(a)	$715,000	$727,512
Galaxy Entertainment Co. Ltd., 9.875%, 2012(a)	522,000	535,050

		$1,262,562

Mexico - 12.1%

America Movil S.A. de C.V., 6.375%, 2035	$917,000	$882,399
Axtel S.A. de C.V., 11%, 2013	533,000	596,960
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014(a)	249,000	247,132
Cablemas S.A. de C.V., 9.375%, 2015(a)	672,000	692,160
Grupo Posadas S.A. de C.V., 8.75%, 2011(a)	162,000	167,670
Grupo Posadas S.A. de C.V., 8.75%, 2011	308,000	318,780
Innova S. de R.L., 9.375%, 2013	148,000	164,095
Pemex Master Trust, 10%, 2027(a)	3,059,000	4,068,470
Pemex Project Funding Master Trust, FRN, 5.7913%, 2010	1,118,000	1,151,540
Pemex Project Funding Master Trust, FRN, 5.01%, 2012(a)	1,840,000	1,836,320
Pemex Project Funding Master Trust, 8.625%, 2022	3,767,000	4,601,391
Pemex Project Funding Master Trust, 9.75%, 2027	420,000	558,600
Pemex Project Funding Master Trust, 6.625%, 2035	937,000	937,937
TFM S.A. de C.V., 10.25%, 2007	289,000	304,895
TFM S.A. de C.V., 9.375%, 2012	40,000	44,000
TFM S.A. de C.V., 9.375%, 2012	835,000	918,500
United Mexican States, 8.125%, 2019	2,795,000	3,409,900
United Mexican States, 8.3%, 2031	1,112,000	1,401,120

		$22,301,869

Panama - 1.2%

Republic of Panama, 9.375%, 2029	$922,000	$1,193,990
Republic of Panama, 6.7%, 2036	963,000	957,222

		$2,151,212

Peru - 0.7%

Republic of Peru, 5% to 2007, FRN to 2017	$1,332,800	$1,272,824

SEMIANNUAL REPORT 7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)

Bonds - continued

Foreign Bonds - continued

Philippines - 6.3%

Republic of Philippines, 8%, 2016	$1,138,000	$1,197,745
Republic of Philippines, 9.375%, 2017	4,396,000	5,049,905
Republic of Philippines, 9.875%, 2019	1,350,000	1,604,813
Republic of Philippines, 9.5%, 2030	1,833,000	2,142,319
Republic of Philippines, 7.75%, 2031	1,547,000	1,525,729

		$11,520,511

Qatar - 0.5%

State of Qatar, 9.75%, 2030	$594,000	$907,335

Russia - 12.7%

Alrosa Finance S.A., 8.875%, 2014	$1,482,000	$1,690,814
Aries Vermogensverwaltungs, 9.6%, 2014(a)	750,000	958,125
Aries Vermogensverwaltungs, 9.6%, 2014	3,250,000	4,151,875
Evraz Securities S.A., 10.875%, 2009	500,000	556,650
Gaz Capital S.A., 8.625%, 2034	2,016,000	2,547,821
Gazprom OAO, 9.625%, 2013	3,930,000	4,711,088
Gazprom OAO, 8.625%, 2034(a)	100,000	126,300
Mobile TeleSystems Finance S.A., 8.375%, 2010	552,000	579,600
Russian Federation, 3%, 2008	4,139,000	3,934,947
Russian Federation, 3%, 2011	1,700,000	1,527,875
Russian Federation, 11%, 2018	614,000	901,475
Russian Standard Finance S.A., 7.5%, 2010(a)	392,000	386,610
VTB Capital S.A., 7.5%, 2011	1,231,000	1,329,357

		$23,402,537

South Korea - 0.7%

C & M Co. Ltd., 8.1%, 2016(a)	$609,000	$614,421
Sun Sage B.V., 8.25%, 2009(a)	558,000	585,900

		$1,200,321

Turkey - 5.4%

DFS Funding Corp., FRN, 6.4913%, 2010(a)	$850,000	$877,625
Republic of Turkey, 7.25%, 2015	2,910,000	3,048,225
Republic of Turkey, 7%, 2020	1,301,000	1,314,010
Republic of Turkey, 8%, 2034	3,533,000	3,850,970
Republic of Turkey, 6.875%, 2036	803,000	769,876

		$9,860,706

Thailand - 0.3%

Advance Agro Public Co. Ltd., 11%, 2012(a)	$592,000	$592,000

8 SEMIANNUAL REPORT

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)

Bonds - continued

Foreign Bonds - continued

Tunisia - 0.5%

Banque Centrale de Tunisie, 7.375%, 2012		$771,000	$849,064

Uruguay - 2.3%

Banco de La Republica Oriental del Uruguay, 10.5%, 2006	UYU	12,974,362	$565,706
Republic of Uruguay, 9.25%, 2017		$1,846,000	2,145,975
Republic of Uruguay, 8%, 2022		1,429,000	1,493,305

			$4,204,986

Venezuela - 5.9%

Republic of Venezuela, 8.5%, 2014		$6,000,000	$6,723,000
Republic of Venezuela, 9.25%, 2027		696,000	870,000
Republic of Venezuela, 9.375%, 2034		2,673,000	3,334,568

			$10,927,568

Vietnam - 0.7%

Republic of Vietnam, FRN, 4.8125%, 2016		$358,826	$351,778
Republic of Vietnam, 6.875%, 2016		751,000	778,855
Republic of Vietnam, 3.75% to 2007, 4% to 2018		273,000	225,225

			$1,355,858

Total Foreign Bonds			$155,551,658

U.S. Bonds - 1.7%

Precious Metals & Minerals - 0.5%

Freeport-McMoRan Copper & Gold, Inc., 6.875%, 2014(f)		$849,000	$860,674

Supranational - 0.5%

Inter-American Development Bank, 8%, 2016(r)	MXN	9,189,000	$865,637

Telecommunications - Wireless - 0.3%

Digicel Ltd., 9.25%, 2012(a)		$585,000	$614,250

Utilities - Electric Power - 0.4%

Mirant Trinidad Investments LLC, 7.017%, 2016(a)		$709,000	$710,499

Total U.S. Bonds			$3,051,060

Total Bonds (Identified Cost, $152,540,079)			$158,602,718

Call Options Purchased - 0.0%

		Par Amount
Issuer/Expiration Date/Strike Price	of Contracts		Value ($)

JPY - February 2006 @ KRW 8.555 (Premiums Paid, $17,032)	JPY 195,700,000		$0

SEMIANNUAL REPORT 9

Portfolio of Investments (unaudited) – continued
Put Options Purchased - 0.0%

		Par Amount
Issuer/Expiration Date/Strike Price	of Contracts		Value ($)

MXN - February 2006 @ $0.095	MXN	15,754,500	$1,512
Federal Republic of Brazil - February 2006 @ $125.35		$1,200,000	0
Federal Republic of Brazil - February 2006 @ $129.70		2,250,000	47,250
Republic of Philippines - April 2006 @ $96.375		1,780,000	19,972
Republic of Philippines - April 2006 @ $96.50		1,615,000	18,831

Total Put Options Purchased (Premiums Paid, $125,411)			$87,565

Short-Term Obligation - 12.9%

Issuer		Shares/Par	Value ($)

Freddie Mac, 4.38%, due 2/01/06, at Amortized Cost (y)		$23,738,000	$23,738,000

Total Investments (Identified Cost, $176,420,522) (k)			$182,428,283

Other Assets, Less Liabilities - 0.8%			1,447,653

Net Assets - 100.0%			$183,875,936

(k)	As of January 31, 2006, the fund had one security representing $710,499 and 0.4% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.
(y)	The rate shown represents an annualized yield at time of purchase.
(f)	All or a portion of the security has been segregated as collateral for an open futures contract.
(a)	SEC Rule 144A restriction.
(r)	Restricted securities (excluding 144A issues) are not registered under the Securities Act of 1933 and are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult.
The fund holds the following restricted securities:

			Current
	Acquisition	Acquisition	Market	Total % of
Security	Date	Cost	Value	Net Assets

Inter-American Development Bank,
8%, 2016	1/20/2006	$867,778	$865,637	0.5%

10 SEMIANNUAL REPORT

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts
Sales and Purchases in the table below are reported by currency.
						Net Unrealized
Contracts to					Contracts	Appreciation
Deliver/Receive		Settlement Date	In Exchange For		at Value	(Depreciation)

Sales

BRL	1,018,817	2/23/06		$ 456,562	$ 460,666	$ (4,104)
CNY	8,274,260	2/06/06		1,026,184	1,027,088	(904)
IDR	3,619,081,316	2/06/06		384,395	385,801	(1,406)
JPY	9,551,413	2/13/06		83,623	81,801	1,822
KRW	82,431,323	2/13/06		84,350	85,900	(1,550)
MXN	20,305,215	2/07/06 - 2/27/06		1,924,777	1,940,667	(15,890)

				$3,959,891	$3,981,923	$(22,032)

Purchases

BRL	1,018,817	2/23/06		$ 433,265	$ 460,666	$ 27,401
CLP	231,145,703	2/23/06		433,263	438,928	5,665
CNY	29,627,520	2/06/06 - 4/06/06		3,715,771	3,690,544	(25,227)
IDR	3,619,081,316	2/06/06		374,065	385,801	11,736
JPY	9,551,413	2/13/06		83,503	81,801	(1,702)
KRW	82,431,323	2/13/06		83,623	85,900	2,277
MXN	10,998,306	2/08/06 - 2/27/06		1,042,117	1,051,451	9,334

				$6,165,607	$6,195,091	$ 29,484

At January 31, 2006, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net payable of $174 with Merrill Lynch International.
Futures contracts outstanding at January 31, 2006:
						Unrealized
					Expiration	Appreciation
Description		Contracts		Value	Date	(Depreciation)

U.S. Treasury Note 10 yr (Long)			35	$3,795,313	Mar-06	$(14,068)

At January 31, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.
The following abbreviation is used in the Portfolio of Investments and is defined:
FRN Floating Rate Note. The interest rate is the rate in effect as of period end.
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S.
dollars unless otherwise indicated. A list of abbreviations is shown below:
ARS	Argentine Peso	JPY	Japanese Yen
BRL	Brazilian Real	KRW	South Korean Won
CLP	Chilean Peso	MXN	Mexican Peso
CNY	Chinese Yuan Renminbi	UYU	Uruguayan Peso
IDR	Indonesian Rupiah
See Notes to Financial Statements

SEMIANNUAL REPORT 11

FINANCIAL STATEMENTS | Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities composing the total value of the fund.
At 1/31/06
Assets

Investments, at value (identified cost, $176,420,522)	$182,428,283
Cash	142,645
Receivable for forward foreign currency exchange contracts	58,502
Receivable for investments sold	3,021,625
Receivable for fund shares sold	3,069,853
Interest receivable	2,942,462
Receivable from investment adviser	80,960

Total assets		$191,744,330

Liabilities

Distributions payable	$174,560
Payable for forward foreign currency exchange contracts	51,050
Payable for forward foreign currency exchange contracts subject to
master netting agreements	174
Payable for daily variation margin on open futures contracts	1,641
Payable for investments purchased	7,216,632
Payable for fund shares reacquired	286,926
Payable to affiliates
Management fee	3,739
Shareholder servicing costs	27,740
Distribution and service fees	2,073
Administrative services fee	345
Payable for independent trustees’ compensation	371
Accrued expenses and other liabilities	103,143

Total liabilities		$7,868,394

Net assets		$183,875,936

Net assets consist of:

Paid-in capital	$177,523,806
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies	6,001,467
Accumulated net realized gain (loss) on investments and foreign
currency transactions	438,955
Accumulated distributions in excess of net investment income	(88,292)

Net assets		$183,875,936

Shares of beneficial interest outstanding		13,289,348

12 SEMIANNUAL REPORT

Statement of Assets and Liabilities (unaudited) – continued
Class A shares

Net assets	$135,403,569
Shares outstanding	9,792,703

Net asset value per share		$13.83

Offering price per share (100 ÷ 95.25 x $13.83)		$14.52

Class B shares

Net assets	$23,635,797
Shares outstanding	1,704,644

Net asset value and offering price per share		$13.87

Class C shares

Net assets	$18,834,724
Shares outstanding	1,357,445

Net asset value and offering price per share		$13.88

Class I shares

Net assets	$6,001,846
Shares outstanding	434,556

Net asset value, offering price, and redemption price per share		$13.81

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.
See Notes to Financial Statements

SEMIANNUAL REPORT 13

FINANCIAL STATEMENTS | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 1/31/06
Net investment income

Income
Interest	$4,834,192
Foreign taxes withheld	(652)

Total investment income		$4,833,540

Expenses
Management fee	$543,895
Distribution and service fees	354,203
Shareholder servicing costs	149,775
Administrative services fee	11,628
Independent trustees’ compensation	1,694
Custodian fee	75,372
Shareholder communications	42,765
Auditing fees	25,665
Legal fees	2,694
Miscellaneous	62,063

Total expenses		$1,269,754

Fees paid indirectly	(23,414)
Reduction of expenses by investment adviser and distributor	(134,656)

Net expenses		$1,111,684

Net investment income		$3,721,856

Realized and unrealized gain (loss) on investments

Realized gain (loss) (identified cost basis)
Investment transactions	$2,579,613
Futures contracts	93,581
Foreign currency transactions	81,919

Net realized gain (loss) on investments and foreign
currency transactions		$2,755,113

Change in unrealized appreciation (depreciation)
Investments	$1,908,264
Futures contracts	(45,469)
Translation of assets and liabilities in foreign currencies	35,022

Net unrealized gain (loss) on investments and foreign
currency translation		$1,897,817

Net realized and unrealized gain (loss) on investments and
foreign currency		$4,652,930

Change in net assets from operations		$8,374,786

See Notes to Financial Statements

14 SEMIANNUAL REPORT

FINANCIAL STATEMENTS | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
Six months ended		Year ended
	1/31/06	7/31/05
	(unaudited)
Change in net assets

From operations

Net investment income	$3,721,856	$4,376,813
Net realized gain (loss) on investments and foreign
currency transactions	2,755,113	4,628,688
Net unrealized gain (loss) on investments and foreign
currency translation	1,897,817	3,630,056

Change in net assets from operations	$8,374,786	$12,635,557

Distributions declared to shareholders

From net investment income
Class A	$(3,268,533)	$(2,867,015)
Class B	(520,545)	(638,406)
Class C	(400,885)	(354,124)
Class I	(180,511)	(285,700)
From net realized gain on investments and foreign
currency transactions
Class A	(3,509,973)	(829,086)
Class B	(600,282)	(240,489)
Class C	(498,958)	(123,395)
Class I	(179,187)	(103,109)

Total distributions declared to shareholders	$(9,158,874)	$(5,441,324)

Change in net assets from fund share transactions	$70,038,394	$67,070,258

Redemption fees	$—	$3,206

Total change in net assets	$69,254,306	$74,267,697

Net assets

At beginning of period	114,621,630	40,353,933
At end of period (including accumulated distributions in excess of net investment income of $88,292 and undistributed net
investment income of $560,326)	$183,875,936	$114,621,630

See Notes to Financial Statements

SEMIANNUAL REPORT 15

FINANCIAL STATEMENTS | Financial Highlights
The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months
	ended		Years ended 7/31
Class A	1/31/06		2005	2004	2003	2002	2001
(unaudited)
Net asset value, beginning of period	$13.90		$12.43	$12.14	$10.16	$10.02	$10.40

Income (loss) from
investment operations (x)

Net investment income (d)	$0.36		$0.83	$0.80	$0.76	$1.04	$1.24
Net realized and unrealized
gain (loss) on investments and
foreign currency	0.45		1.76	0.77	2.21	0.12	(0.28)

Total from investment operations	$0.81		$2.59	$1.57	$2.97	$1.16	$0.96

Less distributions declared
to shareholders

From net investment income	$(0.43)		$(0.81)	$(0.80)	$(0.97)	$(1.02)	$(1.28)
From net realized gain on
investments and foreign currency
transactions	(0.45)		(0.31)	(0.48)	(0.02)	—	(0.06)

Total distributions declared to
shareholders	$(0.88)		$(1.12)	$(1.28)	$(0.99)	$(1.02)	$(1.34)

Net asset value, end of period	$13.83		$13.90	$12.43	$12.14	$10.16	$10.02

Total return (%) (t)(s)(r)	6.03	(n)	21.53	13.27	30.36	11.70	10.73

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.61	(a)	1.71	1.91	3.21	9.93	6.71
Expenses after expense reductions (f)	1.40	(a)	1.40	1.41	1.41	0.32	0.09
Net investment income (x)	5.29	(a)	6.28	6.37	6.43	9.78	12.14
Portfolio turnover	70		193	228	254	364	418
Net assets at end of period
(000 Omitted)	$135,404		$82,456	$23,690	$8,495	$345	$236

See Notes to Financial Statements

16 SEMIANNUAL REPORT

Financial Highlights – continued
Six months
	ended		Years ended 7/31
Class B	1/31/06		2005	2004	2003	2002(i)
(unaudited)
Net asset value, beginning of period	$13.94		$12.45	$12.17	$10.15	$11.30

Income (loss) from investment operations (x)

Net investment income (d)	$0.32		$0.73	$0.72	$0.65	$0.12
Net realized and unrealized gain (loss) on
investments and foreign currency	0.44		1.78	0.74	2.24	(1.12)

Total from investment operations	$0.76		$2.51	$1.46	$2.89	$(1.00)

Less distributions declared to shareholders

From net investment income	$(0.38)		$(0.71)	$(0.70)	$(0.85)	$(0.15)
From net realized gain on investments and
foreign currency transactions	(0.45)		(0.31)	(0.48)	(0.02)	—

Total distributions declared to shareholders	$(0.83)		$(1.02)	$(1.18)	$(0.87)	$(0.15)

Net asset value, end of period	$13.87		$13.94	$12.45	$12.17	$10.15

Total return (%) (t)(s)(r)	5.63	(n)	20.79	12.32	29.48	(8.88	)(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	2.26	(a)	2.37	2.56	3.86	11.52	(a)
Expenses after expense reductions (f)	2.15	(a)	2.16	2.16	2.16	2.21	(a)
Net investment income (x)	4.66	(a)	5.51	5.63	5.67	7.65	(a)
Portfolio turnover	70		193	228	254	364
Net assets at end of period (000 Omitted)	$23,636		$16,623	$8,680	$5,095	$181

See Notes to Financial Statements

SEMIANNUAL REPORT 17

Financial Highlights – continued
Six months
	ended		Years ended 7/31
Class C	1/31/06		2005	2004	2003	2002(i)
(unaudited)
Net asset value, beginning of period	$13.95		$12.47	$12.17	$10.15	$11.30

Income (loss) from investment operations (x)

Net investment income (d)	$0.31		$0.73	$0.71	$0.68	$0.13
Net realized and unrealized gain (loss) on
investments and foreign currency	0.45		1.77	0.77	2.21	(1.13)

Total from investment operations	$0.76		$2.50	$1.48	$2.89	$(1.00)

Less distributions declared to shareholders

From net investment income	$(0.38)		$(0.71)	$(0.70)	$(0.85)	$(0.15)
From net realized gain on investments and
foreign currency transactions	(0.45)		(0.31)	(0.48)	(0.02)	—

Total distributions declared to shareholders	$(0.83)		$(1.02)	$(1.18)	$(0.87)	$(0.15)

Net asset value, end of period	$13.88		$13.95	$12.47	$12.17	$10.15

Total return (%) (t)(s)(r)	5.63	(n)	20.68	12.49	29.43	(8.89	)(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	2.26	(a)	2.36	2.56	3.86	11.52	(a)
Expenses after expense reductions (f)	2.15	(a)	2.15	2.16	2.16	2.21	(a)
Net investment income (x)	4.48	(a)	5.50	5.67	5.59	7.11	(a)
Portfolio turnover	70		193	228	254	364
Net assets at end of period (000 Omitted)	$18,835		$10,247	$4,235	$1,095	$19

See Notes to Financial Statements

18 SEMIANNUAL REPORT

Financial Highlights – continued

	Six months
	ended		Years ended 7/31
Class I	1/31/06		2005	2004	2003	2002	2001
	(unaudited)
Net asset value, beginning of period	$13.88		$12.41	$12.12	$10.15	$10.01	$10.38

Income (loss) from
investment operations (x)

Net investment income (d)	$0.40		$0.86	$0.83	$0.84	$1.05	$1.15
Net realized and unrealized gain (loss)
on investments and foreign currency	0.43		1.76	0.77	2.15	0.12	(0.18)

Total from investment operations	$0.83		$2.62	$1.60	$2.99	$1.17	$0.97

Less distributions declared
to shareholders

From net investment income	$(0.45)		$(0.84)	$(0.83)	$(1.00)	$(1.03)	$(1.28)
From net realized gain on investments
and foreign currency transactions	(0.45)		(0.31)	(0.48)	(0.02)	—	(0.06)

Total distributions declared to
shareholders	$(0.90)		$(1.15)	$(1.31)	$(1.02)	$(1.03)	$(1.34)

Net asset value, end of period	$13.81		$13.88	$12.41	$12.12	$10.15	$10.01

Total return (%) (s)(r)	6.16	(n)	21.86	13.56	30.70	11.76	10.74

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.26	(a)	1.37	1.56	2.86	9.65	6.36
Expenses after expense reductions (f)	1.15	(a)	1.16	1.16	1.16	0.34	0.09
Net investment income (x)	5.71	(a)	6.46	6.62	7.23	9.62	11.34
Portfolio turnover	70		193	228	254	364	418
Net assets at end of period
(000 Omitted)	$6,002		$5,295	$3,749	$4,055	$1,940	$835

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.
(i)	For the period from the class’ inception, May 31, 2002 (Classes B and C), through the stated period end.
(r)	Certain expenses have been reduced without which performance would have been lower.
(a)	Annualized.
(n)	Not annualized.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly.
(t)	Total returns do not include any applicable sales charges.
(x)	Effective August 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
Investment Companies and began amortizing and accreting all premiums and discounts on debt securities.
Per share data and ratios for periods prior to August 1, 2001 have not been restated to reflect this change.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
See Notes to Financial Statements

SEMIANNUAL REPORT 19

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) Business and Organization

MFS Emerging Markets Debt Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated bid price as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments with a maturity at issuance of 365 days or less are generally valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or closing price as reported by an independent pricing service on the exchange on which they are primarily traded. For exchange-traded options in which there were no sales during the day, exchange-traded options are generally valued at the last quoted bid price as reported by an independent pricing service on the exchange on which they are primarily traded. Options not traded on an exchange are generally valued as reported by an independent pricing service or on the basis of quotations obtained from brokers and dealers. Foreign currency options are generally valued using an external pricing model that uses market data from an independent source. Futures contracts are generally valued at settlement price as reported by an independent pricing service on the exchange on which they are primarily traded. For futures contracts in which there were no sales during the day,

20 SEMIANNUAL REPORT

Notes to Financial Statements (unaudited) – continued

futures contracts are generally valued at the last quoted bid price as reported by an independent pricing service on the exchange on which they are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices based on rates reported by an independent pricing service. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued on the basis of information from brokers and dealers. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars based upon exchange rates provided by an independent source. When pricing-service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees.

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivative Risk – The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Derivative instruments include purchased options, forward foreign currency exchange contracts, and futures contracts.

Purchased Options – The fund may purchase call or put options for a premium. Purchasing call options may be a hedge against an anticipated increase in the dollar cost of securities to be acquired or to increase the fund’s exposure to the underlying instrument. Purchasing put options may hedge

SEMIANNUAL REPORT 21

Notes to Financial Statements (unaudited) – continued

against a decline in the value of portfolio securities. The premium paid is included as an investment in the Statement of Assets and Liabilities and is subsequently adjusted to the current value of the option. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security or financial instrument to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Futures Contracts – The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

Short Term Fees – For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition. Effective April 1, 2005, the fund no longer charges a redemption fee. See the fund’s prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

22 SEMIANNUAL REPORT

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

Fees Paid Indirectly – The fund’s custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended January 31, 2006, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income for financial statement and tax purposes. Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, foreign currency transactions, derivative transactions, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions declared to shareholders is as follows:

	7/31/05	7/31/04
Ordinary income (including any
short-term capital gains)	$5,026,247	$2,969,689
Long-term capital gain	415,077	271,093

Total distributions	$5,441,324	$3,240,782

SEMIANNUAL REPORT 23

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of January 31, 2006
Cost of investments(1)	$176,998,796

Gross appreciation	$5,725,791
Gross depreciation	(296,304)

Net unrealized appreciation (depreciation)	$5,429,487
As of July 31, 2005
Undistributed ordinary income	$3,132,537
Undistributed long-term capital gain	890,630
Other temporary differences	(496,581)
Net unrealized appreciation (depreciation)	3,609,632

(1) Aggregate cost includes prior fiscal year end tax adjustments.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund’s average daily net assets. Effective August 1, 2005, the investment adviser has contractually agreed to waive its fee to 0.70% of average daily net assets in excess of $1 billion.

The management fee incurred for the six months ended January 31, 2006 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

The investment adviser has contractually agreed to pay a portion of the fund’s operating expenses, exclusive of management, distribution and service and certain other fees and expenses, such that operating expenses do not exceed 0.40% annually of the fund’s average daily net assets. This contractual fee arrangement will continue until December 1, 2006. For the six months ended January 31, 2006, this reduction amounted to $81,674 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $80,101 for the six months ended January 31, 2006, as its portion of the initial sales charge on sales of Class A shares of the fund.

24 SEMIANNUAL REPORT

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
			Total	Annual	Distribution
	Distribution	Service	Distribution	Effective	and Service
	Fee Rate	Fee Rate	Plan(1)	Rate(2)	Fee
Class A	0.10%	0.25%	0.35%	0.25%	$184,500
Class B	0.75%	0.25%	1.00%	1.00%	96,198
Class C	0.75%	0.25%	1.00%	1.00%	73,505

Total Distribution and Service Fees					$354,203

(1)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(2)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended January 31, 2006 based on each class’ average daily net assets. The Class A distribution fee is currently being waived under a contractual waiver arrangement. For the year ended January 31, 2006, this waiver amounted to $52,657 and is reflected as a reduction of total expenses in the Statement of Operations.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended January 31, 2006, were as follows:

Amount
Class A	$ 105
Class B	$20,858
Class C	$ 4,368

Shareholder Servicing Agent – The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund’s Board of Trustees. For the six months ended January 31, 2006, the fee was $71,231, which equated to 0.0984% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the six months ended January 31, 2006, these costs amounted to $62,197.

SEMIANNUAL REPORT 25

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. The fund’s annual fixed amount is $10,000.

The administrative services fee incurred for the six months ended January 31, 2006 was equivalent to an annual effective rate of 0.0161% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended January 31, 2006, the fee paid to Tarantino LLC was $367. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $325, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) Portfolio Securities

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $144,050,221 and $86,999,536, respectively.

26 SEMIANNUAL REPORT

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 1/31/06		Year ended 7/31/05
Class A shares	Shares	Amount	Shares	Amount
Shares sold	4,355,985	$60,480,328	5,012,421	$67,225,368
Shares issued to shareholders in
reinvestment of distributions	399,349	5,463,314	226,327	3,013,193
Shares reacquired	(894,153)	(12,375,215)	(1,213,642)	(16,233,352)

Net change	3,861,181	$53,568,427	4,025,106	$54,005,209
Class B shares
Shares sold	594,703	$8,232,063	654,579	$8,795,042
Shares issued to shareholders in
reinvestment of distributions	62,727	859,911	54,270	720,940
Shares reacquired	(145,644)	(2,035,427)	(212,956)	(2,851,558)

Net change	511,786	$7,056,547	495,893	$6,664,424
Class C shares
Shares sold	748,651	$10,439,598	558,817	$7,517,798
Shares issued to shareholders in
reinvestment of distributions	33,505	459,256	17,730	236,384
Shares reacquired	(159,271)	(2,218,022)	(181,629)	(2,417,356)

Net change	622,885	$8,680,832	394,918	$5,336,826
Class I shares
Shares sold	56,643	$786,118	194,021	$2,597,879
Shares issued to shareholders in
reinvestment of distributions	24,004	328,311	30,169	398,848
Shares reacquired	(27,438)	(381,841)	(145,026)	(1,932,928)

Net change	53,209	$732,588	79,164	$1,063,799

(6) Line of Credit

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35% . In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended January 31, 2006 was $485, and is included in miscellaneous expense on the Statement of Operations. The fund had no significant borrowings during the six months ended January 31, 2006.

SEMIANNUAL REPORT 27

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the Fund’s investment advisory agreement is available by clicking on the fund’s name under ‘‘Select a fund’’ on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The trust will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The trust’s Form N-Q may be reviewed and copied at the:

Public Reference Room
Securities and Exchange Commission
Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The trust’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

28 SEMIANNUAL REPORT

CONTACT INFORMATION

Investor Service

Write to us at: MFS Service Center, Inc.
P.O. Box 55824
Boston, MA 02205-5824

Type of Information	Phone number	Hours, Eastern Time
General information	**1-800-225-2606**	8 a.m. to 8 p.m., any business day
Speech- or hearing-impaired	**1-800-637-6576**	9 a.m. to 5 p.m., any business day
Share prices, account balances exchanges or stock and bond outlooks	**1-800-MFS-TALK** (1-800-637-8255) touch-tone required	24 hours a day, 365 days a year

MFS INVESTMENT MANAGEMENT®

MFS Investment Management®
MFS® investment products are offered through MFS Fund Distributors, Inc.,
500 Boylston Street, Boston, MA 02116.

EMD-SEM-3/06 22M

ITEM 2. CODE OF ETHICS.

The Registrant has amended its Code of Ethics to reflect that the Registrant’s Principal Financial Officer and Principal Executive Officer have changed.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

	(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

	(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X _ _

By (Signature and Title)*  MARIA F. DWYER

                                       Maria F. Dwyer, President

Date: March 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  MARIA F. DWYER

                                       Maria F. Dwyer, President (Principal Executive Officer)

Date: March 24, 2006

By (Signature and Title)*  TRACY ATKINSON

                                        Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 24, 2006

* Print name and title of each signing officer under his or her signature.